[LOGO OMITTED]

                                                                         SCUDDER
                                                                     INVESTMENTS

Scudder VIT EAFE(R) Equity Index Fund

On April 30, 2002, the Fund's name changed from Deutsche VIT EAFE(R) Equity Index Fund to Scudder VIT EAFE(R) Equity Index Fund.

                                                  Class A and B Shares

                                                  Annual Report
                                                  December 31, 2002
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Scudder VIT EAFE(R) Equity Index Fund
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TABLE OF CONTENTS

              LETTER TO SHAREHOLDERS .....................................  3
              PERFORMANCE COMPARISON .....................................  6

              SCUDDER VIT EAFE(R) EQUITY INDEX FUND

                 Schedule of Investments .................................  7
                 Statement of Assets and Liabilities ..................... 16
                 Statement of Operations ................................. 17
                 Statements of Changes in Net Assets ..................... 18
                 Financial Highlights .................................... 19
                 Notes to Financial Statements ........................... 21
                 Report of Independent Auditors .......................... 26
                 Trustees and Officers of the Trust ...................... 27


                     --------------------------------------
              The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Deutsche Bank AG. The Fund is subject to investment risks, including possible loss of principal amount invested.
                     --------------------------------------

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                                        2
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Scudder VIT EAFE(R) Equity Index Fund
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LETTER TO SHAREHOLDERS

In the following interview, Scudder VIT EAFE(R) Equity Index Fund's portfolio management team discusses the Fund's market environment during the 12-month period ended December 31, 2002 and offers an outlook for the months ahead.

Q: HOW DID SCUDDER VIT EAFE(R) EQUITY INDEX FUND PERFORM IN 2002?

A: Scudder VIT EAFE(R) Equity Index Fund under-performed its benchmark, the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE(R)) Index, for the 12 months ended December 31, 2002.1 The Fund produced a return of -21.60% (Class A shares) for the fiscal year, as compared with -15.94% for the benchmark. The broad-based MSCI EAFE(R) Index is a group of international-company stocks that is not available for direct investment.

Q: WHAT WERE THE PRIMARY FACTORS AFFECTING THE INTERNATIONAL EQUITY MARKETS DURING THE PAST YEAR?

A: International equities, like the broad U.S. equity markets, declined for the third consecutive year. However, with the U.S. dollar falling throughout the year, the decline in foreign equity markets was partially offset for U.S.-based investors. It is also worth noting that, though under ongoing pressure over the outlook for corporate profitability, the international equity markets outperformed the major U.S. equity indices for the annual period overall.

The MSCI EAFE(R) Index saw divergent performance within the annual period. During the first quarter of 2002, the MSCI EAFE(R) Index rose 0.51%, as equities struggled to maintain the momentum of the fourth quarter of 2001. Global equities declined soon after the beginning of the first quarter of 2002, with the decline continuing through mid-February. A rally then started as the prospects for renewed economic growth rose. Equities responded favorably to statistics that showed global economies having a potentially strong rebound during the first quarter of 2002. The equity rally lasted into March before faltering during the last two weeks of the first quarter of 2002. After a period of concerted easing by central banks across the globe, investors began to anticipate the onset of a period of rising interest rates.

During the second quarter of 2002, the MSCI EAFE(R) Index was down 2.57%, as equities generally declined to levels not seen since last September after the terrorist attacks on the United States. Second-quarter performance was actually helped by a declining U.S. dollar, which reversed a multi-year pattern of strength compared with most global currencies. At the same time, the euro rose 13.2% during the second quarter of 2002, providing a buffer against declines in many international equity markets when measured in local currencies. Still, global equity markets were severely affected during the second quarter of 2002 by the growing scandal in the United States over corporate accounting practices and continuing credit concerns throughout the world. Ongoing threats of terrorism, geopolitical instability and threats of war with Iraq also hung over the markets. With signs of economic growth spreading, expectations for a 'double-dip' recession abated, yet investors shrugged off the improving economic climate and concentrated on the almost daily doses of negative headlines.

COUNTRY ALLOCATION
As of December 31, 2002
(percentages are based on market value of total equities in the Fund) A Fund's country allocation is subject to change.

               United Kingdom .............................. 23.67%
               Japan ....................................... 23.23
               France ......................................  9.24
               Switzerland .................................  9.08
               Germany .....................................  5.91
               Netherlands .................................  5.82
               Australia ...................................  4.92
               Spain .......................................  3.28
               Italy .......................................  3.25
               All other countries ......................... 11.60
                                                            ------
                                                            100.00%
                                                            ======

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1 The MSCI EAFE(R) Index is the exclusive property of Morgan Stanley Capital
  International, a service of Morgan Stanley, and has been licensed for use by the fund's investment advisor. The MSCI EAFE(R) Index contains approximately 1,100 equity securities of companies located in Europe, Australasia and the Far East. MSCI Pacific ex-Japan Index reflects the performance of securities listed on the stock exchanges of four countries in the Pacific region, excluding Japan. MSCI Europe Index is an index representing the 16 developed markets of Europe. MSCI Japan Index is an index of equity securities listed on the Tokyo Stock Exchange. Indexes are unmanaged and index returns are capitalization-weighted and U.S. dollar-denominated.

INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS AND, UNLIKE FUND RETURNS, DO NOT REFLECT FEES AND EXPENSES. A DIRECT INVESTMENT IN AN INDEX IS NOT POSSIBLE.

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                                       3
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Scudder VIT EAFE(R) Equity Index Fund
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LETTER TO SHAREHOLDERS

The MSCI EAFE(R) Index was down 19.73% for the third quarter of 2002 as global equities continued their broad-based decline. Equity markets had to endure the one-year anniversary of the September 11 attacks, the threat of a U.S. war with Iraq, and lowered gross domestic product and corporate earnings forecasts from high-profile companies across the globe. By the end of the third quarter of 2002, the weakness in the U.S. dollar vs. the euro abated as exchange rates hovered around the 0.98-euros-per-dollar range. After bottoming in early October, global equities rebounded sharply in the fourth quarter of 2002, with the MSCI EAFE(R) Index up 6.45%. Even with the powerful rally, the debate continued about the markets' direction. Global economies, especially in Europe, continued to be weak even though general consensus in Europe was in favor of stimulative policies. Adding to the uncertainty was the growing expectation of imminent hostilities between Iraq and the United States, the United Kingdom and their allies. After three years of declines, general expectations at the end of the year were that most of the excesses of the 1990s had been erased but that any sustained rally would require evidence of continued economic recovery, the elimination of uncertainty regarding the threat of war and a dramatic absence of additional corporate scandals in the United States.

Q: WHICH COUNTRIES WITHIN THE MSCI EAFE(R) INDEX WERE THE BEST AND WORST PERFORMERS?

A: On a regional basis, the Pacific Basin ex-Japan declined 9.00%, as measured by MSCI Pacific ex-Japan Index, outperforming Europe's return of -18.38, as measured by the MSCI Europe Index, for the annual period. Japan, as measured by the MSCI Japan Index, produced a 12-month return of -10.28%. 1

Within the individual MSCI country markets, the best performance for the annual period came from New Zealand and Austria. Germany, Sweden, Finland and Ireland were the worst performers within the MSCI EAFE(R) Index. The United Kingdom remains the largest country in the MSCI EAFE(R) Index, based on its representation of 27.7% of the market capitalization of the index. The more defensive UK market within the MSCI Europe Index returned -15.23% for the annual period. Of course, past performance is no guarantee of future results.

INVESTMENT REVIEW

                                                CUMULATIVE TOTAL RETURNS             AVERAGE ANNUAL TOTAL RETURNS

   Periods Ended                  1 Year    3 Years   5 Years      Since  1 Year    3 Years   5 Years       Since
   December 31, 2002                                         Inception 1                              Inception 1
------------------------------------------------------------------------------------------------------------------
 Scudder VIT EAFE(R) Equity Index Fund 2
   Class A Shares                  (21.60)% (50.79)%   (23.64)%  (28.68)% (21.60)%  (21.05)%   (5.25)%    (6.11)%
   Class B Shares                     n/a      n/a        n/a    (21.17)%    n/a       n/a       n/a        n/a
------------------------------------------------------------------------------------------------------------------
 MSCI EAFE(R) Index 3               (15.94)% (43.32)%   (13.65)%  (15.95)% (15.94)%  (17.24)%   (2.89)%    (3.21)%
------------------------------------------------------------------------------------------------------------------
 Lipper International Equity
   Funds Average 4                  (16.67)% (43.65)%   (11.15)%  (13.58)% (16.67)%  (17.84)%   (2.63)%    (2.99)%
------------------------------------------------------------------------------------------------------------------

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1 The Fund's inception dates are: Class A Shares: August 22, 1997, Class
  B Shares: April 30, 2002. Benchmark returns are for comparative purposes relative to Class A Shares and are for the period beginning August 31, 1997.

2 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. MARKET VOLATILITY CAN
  SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. Results of an investment made today may differ substantially from the Fund's historical performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions. Earnings from variable annuity investments compound tax free until withdrawal, so no adjustments are made for income taxes. Performance figures for the classes differ because each class maintains a distinct expense structure. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived. There is no guarantee that the Fund will be able to mirror the MSCI EAFE(R) Index closely enough to track its performance. The Fund concentrates its investments in securities of foreign issuers. A variety of factors such as changes in the economic/political conditions and currency fluctuations in the international markets may affect the value of your investment in the Fund.

3 The EAFE(R) Index is the exclusive property of Morgan Stanley Capital
  International, a service of Morgan Stanley, and has been licensed for use by the Fund's investment advisor. The MSCI EAFE(R) Index is an unmanaged index that tracks international stock performance in the 21 developed markets of Europe, Australasia and the Far East.

4 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated.

INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS AND, UNLIKE FUND RETURNS, DO NOT REFLECT FEES AND EXPENSES.A DIRECT INVESTMENT IN AN INDEX IS NOT POSSIBLE.

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                                        4
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Scudder VIT EAFE(R) Equity Index Fund
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LETTER TO SHAREHOLDERS

 TEN LARGEST STOCK HOLDINGS
 As of December 31, 2002
 (percentages are based on total net assets of the Fund)
 A Fund's holdings are subject to change.

   BP PLC ....................................... 2.06%
   Novartis AG .................................. 1.77
   Vodafone Group PLC ........................... 1.66
   GlaxoSmithKline PLC .......................... 1.56
   TotalFinaElf SA .............................. 1.48
   Nestle SA .................................... 1.48
   Royal Dutch Petroleum Co. .................... 1.47
   HSBC Holdings PLC ............................ 1.41
   Nokia Oyj .................................... 1.25
   UBS AG ....................................... 1.07

Q: WHAT WERE THE MAJOR CHANGES TO THE MSCI EAFE(R) INDEX DURING THE ANNUAL
PERIOD?

A: At the end of May 2002, MSCI completed the second phase of the restructuring of its index, in line with MSCI's previously announced schedule. The MSCI EAFE(R) Index's free float and expanded market coverage changes were designed to make the index more comprehensive, to more accurately represent the global equity markets and to address investor concerns about liquidity. Now that all changes have been implemented, the Provisional EAFE(R) Index and the 'official' EAFE(R) Index are the same, and only one index is published.

The financial services sector grew in weight within the MSCI EAFE(R) Index through the annual period, accounting at December 31, 2002, for 24.0% of the index's market capitalization.

Q: WHAT IS YOUR OUTLOOK FOR INTERNATIONAL EQUITIES INTO 2003?

A: As managers of an index fund designed to replicate as closely as possible, before expenses, the broad diversification and total return of the MSCI EAFE(R) Index, we neither evaluate short-term fluctuations in the fund's performance nor manage according to a given outlook for the equity markets or the economies in general. Still, we will continue monitoring economic conditions and how they affect the financial markets.

That said, we believe that uncertainty could indeed persist in the international equity markets over the coming months. Geopolitical risks remain as hostilities against Iraq appear imminent, North Korea has come to the fore of nuclear disarmament concerns and, as recently as October, the world was again shaken by violent terrorist and rebel activity in Bali and Moscow.

Europe continues to offer value but is of some concern as the overall economic performance of the 12 nations that compose the European Monetary Union (EMU) has been sluggish and disappointing, with activity expanding feebly in 2002. To be sure, some of the recent weakness is merely a reflection of the soft global economy. However, the post-1995 acceleration in U.S. productivity has not been matched in Euroland. Neither, admittedly, has it been matched in most other major industrialized countries, including Japan and the United Kingdom. The EMU has brought some significant benefits, including greater pricing transparency within Euroland, the elimination of intraregional currency fluctuations, and deeper, more efficient European capital markets. However, Euroland faces some unique challenges that may impede its economic prospects, including unfavorable demographics, heavily regulated labor and product markets, and burdensome taxes. Positively, reform has begun, and, if it continues as we anticipate, it should eventually enable Euroland to take better advantage of its information-technology-related efficiencies and to smooth the integration of new member countries, both of which will likely add a healthy dose of energy to the region.

The fortunes of the Pacific ex-Japan, of course, remain largely tied to the economic recovery in the United States, with the possible exceptions of South Korea and China. The major market to watch continues to be Japan. While the macroeconomic environment remains rather depressed, the country's equity market appears inexpensive both globally and in a historical context.

Overall, we still expect a modest upturn in global growth during 2003, and we anticipate that this growth will be mirrored in the equity markets. Thus, we remain cautiously optimistic looking ahead.

SCUDDER VIT EAFE(R) EQUITY INDEX FUND
December 31, 2002

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THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY
THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME, BASED ON MARKET AND OTHER CONDITIONS AND SHOULD NOT BE CONSTRUED AS A RECOMMENDATION.

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Scudder VIT EAFE(R) Equity Index Fund
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PERFORMANCE COMPARISON 1

Scudder VIT EAFE(R) Equity Index Fund--Class A Shares and MSCI EAFE(R) Index Growth of a $10,000 Investment (since inception)2

[GRAPHIC OMITTED]
PLOT POINTS FOLLOW:

             Scudder VIT EAFE(R) Equity Index Fund          MSCI EAFE(R) Index
8/22/97                                     10,000                      10,000
8/31/97                                      9,590                      10,000
9/30/97                                     10,160                      10,560
10/31/97                                     9,350                       9,748
11/30/97                                     9,270                       9,649
12/31/97                                     9,340                       9,732
1/31/98                                      9,790                      10,177
2/28/98                                     10,390                      10,831
3/31/98                                     10,700                      11,164
4/30/98                                     10,790                      11,252
5/31/98                                     10,730                      11,197
6/30/98                                     10,920                      11,282
7/31/98                                     10,960                      11,396
8/31/98                                      9,730                       9,984
9/30/98                                      9,490                       9,678
10/31/98                                    10,410                      10,686
11/30/98                                    10,930                      11,233
12/31/98                                    11,358                      11,676
1/31/99                                     11,388                      11,641
2/28/99                                     11,073                      11,364
3/31/99                                     11,541                      11,838
4/30/99                                     11,998                      12,317
5/31/99                                     11,337                      11,683
6/30/99                                     11,825                      12,138
7/31/99                                     12,140                      12,499
8/31/99                                     12,231                      12,545
9/30/99                                     12,292                      12,672
10/31/99                                    12,780                      13,147
11/30/99                                    13,278                      13,603
12/31/99                                    14,492                      14,825
1/31/00                                     13,469                      13,884
2/29/00                                     13,917                      14,257
3/31/00                                     14,386                      14,810
4/30/00                                     13,576                      14,031
5/31/00                                     13,246                      13,689
6/30/00                                     13,672                      14,224
7/31/00                                     13,107                      13,628
8/31/00                                     13,214                      13,747
9/30/00                                     12,510                      13,077
10/31/00                                    12,212                      12,768
11/30/00                                    11,690                      12,290
12/31/00                                    12,078                      12,726
1/31/01                                     12,035                      12,720
2/28/01                                     11,081                      11,766
3/31/01                                     10,311                      10,981
4/30/01                                     11,038                      11,744
5/31/01                                     10,604                      11,329
6/30/01                                     10,116                      10,866
7/31/01                                      9,888                      10,668
8/31/01                                      9,606                      10,398
9/30/01                                      8,674                       9,345
10/31/01                                     8,782                       9,584
11/30/01                                     9,097                       9,938
12/31/01                                     9,097                       9,997
1/31/02                                      8,587                       9,466
2/28/02                                      8,587                       9,532
3/31/02                                      9,032                      10,093
4/30/02                                      9,032                      10,114
5/31/02                                      9,118                      10,242
6/30/02                                      8,685                       9,834
7/31/02                                      7,807                       8,864
8/31/02                                      7,774                       8,843
9/30/02                                      6,852                       7,894
10/31/02                                     7,156                       8,318
11/30/02                                     7,449                       8,695
12/31/02                                     7,132                       8,405


                                                    AVERAGE ANNUAL TOTAL RETURNS

   Periods Ended                      1 Year     3 Years     5 Years       Since
   December 31, 2002                                                 Inception 2

 Scudder VIT EAFE(R) Equity Index
   Fund--Class A Shares               (21.60)%    (21.05)%    (5.25)%    (6.11)%

                                                         CUMULATIVE TOTAL RETURN

   Period Ended                                                            Since
   December 31, 2002                                                 Inception 4

 Scudder VIT EAFE(R) Equity Index
   Fund--Class B Shares                                                 (21.17)%

--------------------------------------------------------------------------------

1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. MARKET VOLATILITY CAN
  SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions. Earnings from variable annuity investments compound tax free until withdrawal, so no adjustments are made for income taxes. Performance would have been lower during the specified period if certain of the Fund's fees and expenses had not been waived.

2 Class A Shares commenced operations on August 22, 1997. Benchmark return is for the period beginning August 31, 1997.

3 The MSCI EAFE(R) Index is an unmanaged index that tracks international stock performance in the 21 developed markets of Europe, Australasia and the Far East. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. A direct investment in an index is not possible.

4 Class B Shares commenced operations on April 30, 2002. Growth of $10,000 for B
  Shares from inception through December 31, 2002: $7,883.

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Scudder VIT EAFE(R) Equity Index Fund
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SCHEDULE OF INVESTMENTS December 31, 2002

     SHARES   SECURITY                           VALUE
------------------------------------------------------
              COMMON STOCKS--82.43%
              AUSTRALIA--3.90%
     11,576   Alumina Ltd. .................$   31,940
      8,864   Amcor Ltd. ...................    42,376
     10,227   AMP Ltd. .....................    64,384
      4,103   Aristocrat Leisure Ltd. ......    10,813
     13,485   Australia and New Zealand
               Banking Group Ltd. ..........   131,746
      5,825   Australian Gas and
               Light Co., Ltd. .............    34,572
     33,340   BHP Billiton Ltd. ............   190,554
      5,691   BHP Steel Ltd.1 ..............    10,351
      6,987   Boral Ltd. ...................    17,115
     10,481   Brambles Industries Ltd. .....    27,739
      5,761   Coca Cola Amatil Ltd. ........    17,096
        320   Cochlear Ltd.1 ...............     7,024
     12,210   Coles Myer Ltd. ..............    43,315
     11,284   Commonwealth Bank of Australia   171,559
      4,366   Computershare Ltd. ...........     4,548
      1,455   CSL Ltd. .....................    17,697
     12,109   CSR Ltd. .....................    43,094
     21,106   Foster's Group Ltd. ..........    53,482
     25,180   General Property Trust .......    42,111
     13,837   Insurance Australia Group Ltd.    21,349
      6,251   James Hardie Industries NV ...    24,041
      4,284   Lend Lease Corp., Ltd. .......    23,448
      2,289   Macquarie Bank Ltd. ..........    30,419
     24,128   Macquarie Infrastructure Group    43,477
     12,352   Mayne Group Ltd. .............    22,675
      6,259   Mirvac Group .................    14,591
     13,934   National Australia Bank Ltd. .   249,118
     14,227   News Corp., Ltd. .............    91,969
      2,171   Onesteel Ltd. ................     2,200
      1,838   Orica Ltd. ...................    10,867
        459   Pacific Dunlop Ltd.1 .........     1,938
        605   PaperlinX Ltd. ...............     1,734
      1,176   Patrick Corp., Ltd.1 .........     8,675
      5,923   QBE Insurance Group Ltd. .....    27,182
      3,162   Rio Tinto Ltd. ...............    60,449
      6,574   Santos Ltd. ..................    22,285
      5,697   Southcorp Ltd. ...............    14,757
     11,213   Stockland Trust Group ........    30,434
      5,751   Suncorp-Metway Ltd. ..........    36,108
      4,972   TABCORP Holdings Ltd. ........    29,817
     20,049   Telstra Corp., Ltd. ..........    49,787
      3,782   Wesfarmers Ltd. ..............    56,649
      4,696   Westfield Holdings Ltd. ......    35,566
     21,350   Westfield Trust Ltd. .........    41,717
     15,866   Westpac Banking Corp., Ltd. ..   122,845
     11,576   WMC Resources Ltd.1 ..........    27,508
      5,898   Woodside Petroleum Ltd. ......    41,116
      9,637   Woolworths Ltd. ..............    61,863
                                           -----------
                                             2,166,100
                                           -----------

     SHARES   SECURITY                           VALUE
------------------------------------------------------
              AUSTRIA--0.10%
        150   Erste Bank Der Oesterreichischen
               Sparkassen AG ..............$    10,097
        180   Flughaffen Wien AG ..........      6,044
         60   Oesterreichische
               Elektrizitaetswirtschafts AG--
               Class A ....................      5,109
        160   OMV AG ......................     15,712
      1,019   Telekom Austria AG 1 ........     10,319
         40   VA Technologie AG ...........        651
        270   Wienerberger AG .............      4,802
                                           -----------
                                                52,734
                                           -----------
              BELGIUM--0.98%
      1,095   Agfa Gevaert NV .............     24,417
         43   Barco NV ....................      2,254
        168   Bekaert NV ..................      7,607
        235   Colruyt SA ..................     12,946
        492   Delhaize Group ..............      9,148
      6,154   Dexia .......................     76,395
        288   Electrabel SA ...............     69,962
      9,304   Fortis ......................    164,021
      1,008   Fortis--Strip VVPR 1 ........         11
        808   Groupe Bruxelles Lambert SA .     33,076
      1,772   Interbrew ...................     41,838
      1,044   KBC Bankverzekeringsholding .     33,293
         14   S.A. D'Ieteren NV ...........      1,895
        502   Solvay SA ...................     34,609
      1,072   UCB SA ......................     33,747
                                           -----------
                                               545,219
                                           -----------
              DENMARK--0.69%
          2   A/S Dampskibsselskabet
               Svendborg--B ...............     20,344
        300   Carlsberg AS--B .............     13,202
         79   Coloplast AS--B .............      5,748
          3   D/S 1912--B .................     21,064
        701   Danisco AS ..................     23,818
      6,188   Danske Bank AS ..............    102,284
        594   Group 4 Falck AS ............     12,546
        772   H. Lundbeck AS ..............     20,504
        286   ISS AS 1 ....................     10,303
        280   NKT Holding AS ..............      2,927
      2,709   Novo-Nordisk AS--B ..........     78,266
        715   Novozymes AS--B .............     14,950
      1,519   Tele Danmark AS--B ..........     36,911
      1,288   Vestas Wind Systems AS ......     12,828
        286   William Demant Holdings AS 1       6,162
                                           -----------
                                               381,857
                                           -----------

See Notes to Financial Statements.
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SCHEDULE OF INVESTMENTS December 31, 2002

     SHARES   SECURITY                           VALUE
------------------------------------------------------
              FINLAND--1.73%
      4,200   Fortum Oyj ..................$    27,546
        500   Instrumentarium Corp.1 ......     20,032
        300   Kesko Oyj--B Shares .........      3,809
        500   Kone Corp.--B Shares ........     15,011
      1,100   Metso Corp. .................     11,889
     43,600   Nokia Oyj ...................    693,138
      1,100   Outokumpu Oyj ...............      9,581
        300   Pohjola Group PLC--D Shares .      4,681
      3,500   Sampo Oyj--A Shares .........     26,627
      6,700   Stora Enso Oyj--R Shares ....     70,658
        600   TietoEnator Oyj .............      8,185
      2,200   UPM-Kymmene Oyj .............     70,642
        100   Wartsila Oyj--B Shares ......      1,262
                                           -----------
                                               963,061
                                           -----------
              FRANCE--7.64%
      1,835   Accor SA ....................     55,572
      7,910   Alcatel SA--Class A .........     34,696
        566   Altran Technologies SA ......      2,714
        776   Autoroutes du Sud de la
               France 1 ...................     18,753
      6,112   Aventis SA ..................    332,226
     12,542   Axa .........................    168,329
        137   BIC .........................      4,723
      7,318   BNP Paribas SA ..............    298,181
      1,766   Bouygues SA .................     49,331
      1,084   Cap Gemini SA ...............     24,775
      4,820   Carrefour SA ................    214,606
        265   Casino Guichard-Perrachon SA      19,674
      2,952   Compagnie de Saint Gobain ...     86,611
      1,473   Compagnie Generale des
               Etablissements Michelin--
               Class B ....................     50,792
        405   Dassault Systemes SA ........      8,729
      1,088   Essilor International SA ....     44,812
      3,050   European Aeronautic Defense
               and Space Co. ..............     31,525
      3,237   France Telecom SA ...........     56,658
      1,177   Groupe Danone ...............    158,338
        908   L'Air Liquide SA ............    119,768
      3,055   L'Oreal SA ..................    232,578
      1,185   LaFarge SA ..................     89,282
      1,382   Lagardere S.C.A. ............     56,137
      2,019   LVMH Moet-Hennessy Louis
               Vuitton SA .................     82,945
        596   Pechiney SA .................     20,914
        391   Pernod-Ricard SA ............     37,870
        692   Pinault-Printemps-Redoute SA      50,903
      1,506   PSA Peugeot Citroen .........     61,411
        711   Publicis SA .................     15,071
      1,462   Renault SA ..................     68,699
        208   Sagem SA ....................     14,078
      3,639   Sanofi-Synthelabo SA ........    222,433

     SHARES   SECURITY                           VALUE
------------------------------------------------------

      1,914   Schneider Electric SA .......$    90,561
      2,715   Societe Generale--A Shares ..    158,119
      1,116   Societe Television Francaise 1    29,816
        778   Sodexho Alliance SA .........     17,961
      7,624   Suez SA .....................    132,324
      2,040   Suez SA--Strip VVPR 1 .......         21
        101   Technip-Coflexip SA .........      7,228
        608   Thales SA 1 .................     16,097
        981   Thomson Multimedia ..........     16,738
      5,773   TotalFinaELF SA .............    824,481
        468   TotalFinaELF SA--Strip VVPR 1          5
        344   Unibail (Union du Credit-Bail
               Immobilier) ................     24,474
        488   Valeo SA ....................     15,311
        735   Vinci SA ....................     41,417
      8,360   Vivendi Universal SA ........    135,010
                                           -----------
                                             4,242,697
                                           -----------
              GERMANY--4.81%
        350   Adidas Salomon AG ...........     30,226
      1,666   Allianz AG ..................    158,476
        600   Altana AG 1 .................     27,388
      4,850   BASF AG .....................    183,624
      6,200   Bayer AG ....................    133,047
      2,796   Bayerische Hypo-und
               Vereinsbank AG .............     44,655
        451   Bayerische Hypo-und
               Vereinsbank AG .............      7,146
        250   Beiersdorf AG ...............     27,834
        200   Continental AG 1 ............      3,127
      7,737   DaimlerChrysler AG ..........    238,288
      4,977   Deutsche Bank AG ............    229,273
        350   Deutsche Boerse AG 1 ........     14,015
      2,000   Deutsche Lufthansa AG 1 .....     18,427
      3,550   Deutsche Post AG ............     37,252
     18,679   Deutsche Telekom AG .........    240,110
      5,310   E.ON AG .....................    214,245
        450   Epcos AG 1 ..................      4,661
        350   Fresenius Medical Care AG ...     14,493
        275   Gehe AG .....................     10,706
        375   Heidelberger Zement AG ......     13,969
         28   Heidelberger Zement AG ......      1,036
         50   Heidelberger Zement AG--
               Strip VVPR 1 ...............         --
        650   Henkel KGaA 1 ...............     41,300
      2,400   Infineon Technologies AG 1 ..     17,604
        550   KarstadtQuelle AG ...........      9,523
        966   Linde AG ....................     35,478
        750   MAN AG ......................     10,349
        500   Marschollek, Lauenschlaeger
               und Partner AG .............      4,932
        500   Merck KGaA ..................     13,327
      1,110   Metro AG ....................     26,499
        974   Muenchener Rueckversicherungs-
               Gesellschaft AG ............    116,516

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2002

     SHARES   SECURITY                           VALUE
------------------------------------------------------

      1,343   Preussag AG 1 ...............$    22,774
        648   Prosieben Sat. Media AG .....      4,420
        820   Qiagen NV 1 .................      4,173
      3,300   RWE AG ......................     85,533
      1,800   SAP AG ......................    142,645
      1,600   Schering AG .................     69,593
      7,200   Siemens AG ..................    305,991
      2,600   ThyssenKrupp AG .............     29,056
      2,060   Volkswagen AG ...............     75,096
      1,700   WCM Beteiligungs-und
               Grundbesitz AG 1 ...........      4,460
                                           -----------
                                             2,671,267
                                           -----------
              GREECE--0.52%
      3,040   Alpha Bank A.E. .............     36,685
      1,300   Bank of Piraeus .............      8,212
      1,330   Coca-Cola Hellenic
               Bottling Co. SA ............     18,478
        900   Commercial Bank of Greece ...     13,694
      3,200   EFG Eurobank Ergasias .......     37,609
      1,444   Greek Organization of
               Football Prognostics 1 .....     15,304
      2,170   Hellenic Petroleum SA .......     12,615
      5,420   Hellenic Telecommunications
               Organization SA  (OTE) .....     59,719
        810   Intracom SA .................      3,621
      2,310   National Bank of Greece SA ..     32,724
      2,570   Panafon Hellenic Telecom SA .     14,887
        720   Public Power Corp.1 .........      9,973
        410   Titan Cement Co.  SA ........     15,686
      2,360   Viohalco, Hellenic Copper and
               Aluminum Industry SA .......      9,361
                                           -----------
                                               288,568
                                           -----------
              HONG KONG--1.14%
      1,000   ASM Pacific Technology Ltd. .      1,923
     10,291   Bank of East Asia Ltd. ......     17,617
     17,000   BOC Hong Kong (Holdings) Ltd.1    17,440
     10,000   Cathay Pacific Airways Ltd. .     13,657
     11,000   Cheung Kong Holdings Ltd. ...     71,585
     13,200   CLP Holdings Ltd. ...........     53,150
      6,232   Esprit Holdings Ltd. ........     10,509
      5,000   Hang Lung Properties Ltd. ...      4,841
      5,700   Hang Seng Bank Ltd. .........     60,667
      5,000   Henderson Land Development
               Co., Ltd. ..................     15,003
     28,661   Hong Kong and China Gas
               Co., Ltd. ..................     37,120
     10,000   Hong Kong Electric
               Holdings Ltd. ..............     37,828
      6,000   Hong Kong Exchanges &
               Clearing Ltd. ..............      7,540
     16,000   Hutchison Whampoa Ltd. ......    100,123
     13,000   Johnson Electric Holdings Ltd.    14,253
     13,000   Li & Fung Ltd. ..............     12,336
      6,500   MTR Corp., Ltd. .............      6,876
     10,553   New World Development
               Co., Ltd. ..................      5,278
     98,860   Pacific Century
               CyberWorks Ltd.1 ...........     15,593

     SHARES   SECURITY                           VALUE
------------------------------------------------------

     14,000   Shangri-La Asia Ltd. ........$     9,156
     12,301   Sino Land Co., Ltd. .........      3,943
     10,191   Sun Hung Kai Properties Ltd.      60,375
      7,000   Swire Pacific Ltd.--Class A .     26,749
      3,000   Television Broadcasts Ltd. ..      9,463
      9,693   Wharf Holdings Ltd. .........     18,271
                                           -----------
                                               631,296
                                           -----------
              IRELAND--0.74%
      9,999   Allied Irish Banks PLC ......    134,933
     11,360   Bank of Ireland .............    116,703
      5,976   CRH PLC .....................     73,683
        515   DCC PLC .....................      5,296
      2,377   Elan Corp. PLC 1 ............      5,113
      1,530   Independent News & Media PLC       2,408
      3,268   Irish Life & Permanent PLC ..     35,322
      1,199   Kerry Group PLC--Class A ....     16,042
      2,876   Ryanair Holdings PLC 1 ......     20,371
                                           -----------
                                               409,871
                                           -----------
              ITALY--2.72%
      8,393   Alitalia SPA 1 ..............      2,131
      3,017   Alleanza Assicurazioni ......     22,858
      7,432   Assicurazioni Generali ......    152,856
      1,636   Autogrill SPA 1 .............     12,738
      6,344   Autostrade SPA ..............     63,109
     10,456   Banca de Roma  SPA 1 ........     13,364
      1,807   Banca Fideuram SPA 1 ........      8,495
     28,111   Banca Intesa SPA ............     59,292
      4,343   Banca Intesa SPARNC 1 .......      7,155
      4,470   Banca Monte dei Paschi
               di Siena SPA 1 .............     10,530
      9,746   Banca Nazionale del Lavoro 1      10,789
      1,854   Banca Popolare di Milano Scrl 1    6,751
      1,126   Benetton Group SPA ..........     10,043
     10,267   Bipop-Carire SPA 1 ..........      4,794
      1,080   Bulgari SPA .................      5,123
     15,489   Enel SPA ....................     80,617
     20,406   Eni SPA .....................    324,408
      2,290   Fiat SPA ....................     18,623
      1,344   Gruppo Editoriale
               L'Espresso SPA .............      4,386
        833   Italcementi SPA .............      8,391
      2,163   Italgas SPA .................     29,416
        794   Luxottica Group SPA .........     10,473
      4,654   Mediaset SPA ................     35,456
      3,601   Mediobanca SPA ..............     29,625
      1,035   Mediolanum SPA 1 ............      5,333
      1,581   Mondadori (Arnoldo)
               Editore SPA ................      9,788
      2,009   Parmalat Finanziaria SPA ....      4,785
      8,934   Pirelli SPA .................      8,250
      2,928   Ras SPA .....................     35,641
      6,889   San Paolo-IMI SPA ...........     44,820
     32,066   Seat Pagine Gialle SPA ......     21,838

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2002

     SHARES   SECURITY                           VALUE
------------------------------------------------------

      4,241   Snam Rete Gas SPA 1 .........$    14,463
     27,648   Telecom Italia Mobile SPA ...    126,204
     14,956   Telecom Italia RNC ..........     75,489
     17,252   Telecom Italia SPA ..........    130,888
        724   Tiscali SPA 1 ...............      3,252
     24,994   UniCredito Italiano SPA .....     99,927
                                           -----------
                                             1,512,101
                                           -----------
              JAPAN--19.24%
      1,000   77 Bank Ltd. ................      4,095
      1,000   Acom Co., Ltd. ..............     32,864
        700   Advantest Corp. .............     31,381
        250   AIFUL Corp. .................      9,396
      6,000   Ajinomoto Co., Inc. .........     62,644
      1,000   Alps Electric Co. ...........     11,039
      2,000   Amada Co., Ltd. .............      5,461
        300   Aoyama Trading Co., Ltd. ....      4,222
      5,000   Asahi Breweries Ltd. ........     32,780
      7,000   Asahi Glass Co., Ltd. .......     42,884
     15,000   Asahi Kasei Corp. ...........     37,162
      5,000   Bank of Fukuoka Ltd. ........     20,056
     10,000   Bank of Yokohama Ltd. .......     39,521
      1,000   Banyu Pharmaceutical
               Co., Ltd.1 .................      9,387
        800   Benesse Corp. ...............      8,966
      7,000   Bridgestone Corp. ...........     86,711
      8,000   Canon, Inc. .................    301,340
      1,000   Casio Computer Co., Ltd. ....      5,570
         10   Central Japan Railway Co. ...     62,274
      5,900   Chubu Electric Power Co., Inc.   105,401
      2,000   Chugai Pharmaceutical
               Co., Ltd. ..................     19,044
      1,000   Citizen Watch Co., Ltd. .....      4,458
        700   Credit Saison Co., Ltd. .....     11,945
        800   CSK Corp. ...................     16,786
      6,000   Dai Nippon Printing Co., Ltd.     66,386
      1,500   Daiei, Inc.1 ................      1,631
      3,000   Daiichi Pharmaceutical
               Co., Ltd. ..................     43,052
      2,000   Daikin Industries Ltd. ......     31,684
      6,000   Dainippon Ink & Chemicals,
               Inc.1 ......................      9,606
      1,100   Daito Trust Construction
               Co., Ltd. ..................     24,332
     50,000   Daiwa Bank Holdings, Inc.1 ..     27,387
      4,000   Daiwa House Industry Co., Ltd.    22,516
     13,000   Daiwa Securities Co., Ltd. ..     57,731
      4,800   Denso Corp. .................     78,753
         30   East Japan Railway Co. ......    148,900
      3,000   Ebara Corp. .................      9,278
      2,000   Eisai Co., Ltd. .............     44,914
      1,300   Fanuc Ltd. ..................     57,512
        200   Fast Retailing Co., Ltd. ....      7,045
        500   Fuji Machine Manufacturing
               Co., Ltd. ..................      4,719
      4,000   Fuji Photo Film Co. .........    130,446
        300   Fuji Soft ABC, Inc. .........      4,740
          2   Fuji Television Network, Inc.      8,056

     SHARES   SECURITY                           VALUE
------------------------------------------------------

      4,000   Fujikura Ltd. ...............$     9,505
      2,000   Fujisawa Pharmaceutical
               Co., Ltd. ..................     45,757
     18,000   Fujitsu Ltd. ................     51,420
      4,000   Furukawa Electric Co., Ltd. .      8,393
      2,000   Gunma Bank Ltd. .............      8,696
      2,000   Hankyu Department Stores, Inc.     9,657
        300   Hirose Electric Co., Ltd. ...     22,904
     28,000   Hitachi Ltd. ................    107,356
      2,000   Hitachi Zosen Corp.1 ........        421
      5,900   Honda Motor Co., Ltd. .......    218,261
      1,000   House Foods Corp. ...........      9,446
      1,200   Hoya Corp. ..................     84,031
      2,000   Isetan Co. Ltd. .............     13,719
     10,000   Ishikawajima-Harima Heavy
               Industries Co., Ltd. .......      9,101
      4,000   Ito-Yokado Co., Ltd. ........    117,974
     17,000   Itochu Corp. ................     36,816
      6,000   Japan Airlines System Corp.1      12,792
          8   Japan Tobacco, Inc. .........     53,527
      4,025   JFE Holdings, Inc.1 .........     48,875
      1,000   JGC Corp. ...................      5,595
      6,000   Joyo Bank Ltd. ..............     16,685
      1,000   JSR Corp.1 ..................     10,045
      2,000   JUSCO Co.1 ..................     47,358
      8,000   Kajima Corp. ................     17,865
      6,600   Kansai Electric Power
               Co., Inc. ..................     99,720
      6,000   Kao Corp. ...................    131,710
     14,000   Kawasaki Heavy
               Industries Ltd.1 ...........     11,090
      5,000   Keihin Electric Express Railway
               Co., Ltd. ..................     22,752
      7,000   Keio Electric Railway
               Co., Ltd. ..................     37,103
      3,000   Keneka Corp. ................     16,053
        300   Keyence Corp. ...............     52,204
      3,000   KIKKOMAN Corp.1 .............     20,806
      1,000   Kinden Corp. ................      3,691
     17,630   Kinki Nippon Railway 1 ......     38,032
      8,000   Kirin Brewery Co., Ltd. .....     50,897
      1,000   Kokuyo Co., Ltd. ............      8,317
     11,000   Komatsu  Ltd. ...............     35,873
      1,000   Konami Co., Ltd. ............     23,089
      3,000   Konica Corp. ................     21,766
     11,000   Kubota Corp. ................     29,847
      5,000   Kuraray Co., Ltd. ...........     31,010
      1,000   Kurita Water Industries Ltd.      10,070
      1,600   Kyocera Corp. ...............     93,166
      1,000   Kyowa Hakko Kogyo Co., Ltd. .      4,146
      3,500   Kyushu Electric Power
               Co., Inc. ..................     51,201
        300   Lawson, Inc. ................      7,230
        200   Mabuchi Motor Co., Ltd. .....     18,404
     11,000   Marubeni Corp.1 .............     10,104
      4,000   Marui Co., Ltd. .............     39,167
     20,596   Matsushita Electric
               Industrial Co., Ltd. .......    203,062

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2002

     SHARES   SECURITY                           VALUE
------------------------------------------------------

      5,000   Matsushita Electric
               Works Ltd. .................$    30,926
      4,000   Meiji Seika Kaisha Ltd. .....     11,764
        400   Meitec Corp. ................      9,775
         13   Millea Holdings, Inc.1 ......     93,554
      4,000   Minabea Co., Ltd. ...........     13,921
     16,000   Mitsubishi Chemical Corp.1 ..     31,954
     10,000   Mitsubishi Corp. ............     61,094
     19,000   Mitsubishi Electric Corp.1 ..     43,870
      9,000   Mitsubishi Estate Co., Ltd. .     68,560
     32,000   Mitsubishi Heavy
               Industries Ltd. ............     78,200
     10,000   Mitsubishi Materials Corp.1 .     10,955
      4,000   Mitsubishi Rayon Co., Ltd. ..      9,135
         32   Mitsubishi Tokyo Financial
               Group, Inc. (MTFG) .........    173,928
     13,000   Mitsui & Co. ................     60,689
      7,000   Mitsui Chemicals, Inc. ......     31,204
      8,000   Mitsui Fudosan Co., Ltd. ....     51,909
     11,810   Mitsui Marine and Fire
               Insurance Co., Ltd.1 .......     54,338
      4,000   Mitsui Mining & Smelting
               Co., Ltd. ..................      9,236
      1,900   Mitsui Trust Holdings, Inc. .      3,090
      5,000   Mitsukoshi Ltd. .............     10,407
         57   Mizuho Holdings, Inc. .......     53,316
      2,200   Murata Manufacturing Co., Ltd.    86,205
        100   Namco Ltd. ..................      1,675
     13,000   NEC Corp. ...................     48,639
      3,000   NGK Insulators Ltd. .........     16,382
      1,000   NGK Spark Plug Co., Ltd. ....      6,472
        200   Nidec Corp. .................     12,472
     15,000   Nikko Cordial Corp. .........     50,560
      3,000   Nikon Corp.1 ................     22,550
      1,000   Nintendo Co., Ltd. ..........     93,452
      1,000   Nippon Comsys Corp. .........      3,388
      8,000   Nippon Express Co., Ltd. ....     31,347
      2,000   Nippon Meat Packers, Inc. ...     19,971
      5,500   Nippon Mining Holdings, Inc.1      7,369
     16,000   Nippon Mitsubishi Oil Corp. .     72,537
      3,000   Nippon Sheet Glass Co., Ltd.       5,385
     58,000   Nippon Steel Corp. ..........     67,936
         50   Nippon Telegraph &
               Telephone Corp. ............    181,596
         10   Nippon Unipac Holding .......     43,398
     10,000   Nippon Yusen Kabushiki Kaisha     33,707
     22,000   Nissan Motor Co., Ltd. ......    171,669
      2,000   Nisshin Flour Milling
               Co., Ltd. ..................     13,314
      1,100   Nissin Food Products Co., Ltd.    24,564
      1,600   Nitto Denko Corp. ...........     45,572
     16,000   Nomura Holdings,Inc. ........    179,860
      5,000   NSK Ltd. ....................     12,893
      3,000   NTN Corp.1 ..................     10,365
         15   NTT Data Corp. ..............     41,459
        165   NTT DoCoMo, Inc. ............    304,500
      6,000   Obayashi Corp. ..............     13,348

     SHARES   SECURITY                           VALUE
------------------------------------------------------

      8,000   Oji Paper Co., Ltd. .........$    34,381
      2,000   Olympus Optical Co., Ltd. ...     32,595
      2,000   Omron Corp. .................     29,494
      1,000   Onward Kashiyama Co., Ltd. ..      7,837
        300   Oracle Corp. Japan ..........      7,268
        600   Oriental Land Co., Ltd. .....     36,353
        700   Orix Corp. ..................     45,125
     17,000   Osaka Gas Co., Ltd. .........     41,974
      1,100   Pioneer Corp. ...............     20,624
        700   Promise Co., Ltd. ...........     24,952
      6,000   Ricoh Co., Ltd. .............     98,441
      1,000   Rohm Co., Ltd. ..............    127,328
      3,000   Sankyo Co., Ltd. ............     37,642
        600   Sanrio Co., Ltd. ............      2,983
     17,000   Sanyo Electric Co., Ltd. ....     44,266
      2,000   Secom Co., Ltd. .............     68,594
        800   Sega Enterprises Ltd.1 ......      7,887
      2,000   Sekisui Chemical Co., Ltd. ..      5,174
      6,000   Sekisui House Ltd. ..........     42,471
      4,000   Seven-Eleven Japan Co., Ltd.     122,019
      9,000   Sharp Corp. .................     85,472
        200   Shimamura Co., Ltd. .........     12,741
      1,100   Shimano, Inc. ...............     16,685
      6,000   Shimizu Corp. ...............     15,016
      3,500   Shin-Etsu Chemical Co., Ltd.     114,730
      2,000   Shionogi & Co., Ltd. ........     28,280
      3,000   Shiseido Co., Ltd. ..........     39,007
      7,000   Shizuoka Bank Ltd. ..........     45,125
     10,000   Showa Denko K.K.1 ...........     12,724
      2,000   Showa Shell Sekiyu K.K. .....     13,887
      1,000   Skylark Co., Ltd. ...........     13,264
        400   SMC Corp. ...................     37,549
      2,600   Softbank Corp. ..............     29,687
      8,200   Sony Corp. ..................    342,732
      1,000   Stanley Electric Co., Ltd.1 .     11,165
     13,000   Sumitomo Chemical Co., Ltd. .     51,378
      8,000   Sumitomo Corp. ..............     34,381
      7,000   Sumitomo Electric Industries      45,361
      2,000   Sumitomo Heavy Industries
               Ltd.1 ......................      1,112
      8,000   Sumitomo Metal Industries ...      2,899
      6,000   Sumitomo Metal Mining Co.1 ..     25,027
         35   Sumitomo Mitsui Financial
               Group, Inc.1 ...............    109,421
      2,000   Sumitomo Osaka Cement
               Co., Ltd. ..................      2,629
      2,000   Sumitomo Realty & Development
               Co., Ltd.1 .................      8,140
     11,000   Sumitomo Trust and Banking
               Co., Ltd. ..................     44,586
     10,000   Taiheiyo Cement Corp. .......     12,640
      9,000   Taisei Corp. ................     14,334
      2,000   Taisho Pharmaceutical Co. ...     29,409
      1,000   Taiyo Yuden Co., Ltd. .......     10,601
      1,000   Takara Shuzo Co., Ltd. ......      4,357
      2,000   Takashimaya Co., Ltd. .......      7,837

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2002

     SHARES   SECURITY                           VALUE
------------------------------------------------------

      8,000   Takeda Chemical Industries ..$   334,373
        830   Takefuji Corp. ..............     47,910
      1,200   TDK Corp. ...................     48,336
      7,000   Teijin Ltd. .................     16,752
      2,300   Terumo Corp. ................     31,824
      8,000   The Chiba Bank, Ltd.1 .......     25,482
      9,000   The Yasuda Fire & Marine
               Insurance Co., Ltd.1 .......     52,557
        400   THK Co., Ltd. ...............      4,405
        600   TIS, Inc.1 ..................      8,858
      5,000   Tobu Railway Co., Ltd.1 .....     13,272
      1,500   Toho Co. ....................     14,397
      4,900   Tohoku Electric Power Co. ...     72,135
      1,000   Tokyo Broadcasting
               System, Inc. ...............     12,573
     10,800   Tokyo Electric Power Co., Ltd.   205,225
      1,500   Tokyo Electron Ltd. .........     67,877
     25,000   Tokyo Gas Co., Ltd. .........     78,369
     12,000   Tokyu Corp. .................     42,268
      2,000   TonenGeneral Sekiyu K.K. ....     13,146
      6,000   Toppan Printing Co., Ltd. ...     45,150
     15,000   Toray Industries, Inc. ......     31,853
     27,000   Toshiba Corp. ...............     84,638
      3,000   Tosoh Corp. .................      7,230
      2,000   Tostem Corp. ................     30,336
      3,000   Toto Ltd. ...................     11,098
      2,000   Toyo Seikan Kaisha ..........     23,848
      6,000   Toyobo Co., Ltd. ............      7,837
      1,800   Toyota Industries Corp. .....     27,075
     22,000   Toyota Motor Corp. ..........    591,388
        100   Trans Cosmos ................      1,022
      1,000   Trend Micro, Inc.1 ..........     17,106
         36   UFJ Holdings, Inc.1 .........     36,403
        200   Uni-Charm Corp. .............      7,938
      2,000   Uny Co., Ltd. ...............     19,567
      2,000   Wacoal Corp. ................     15,421
         12   West Japan Railway Co. ......     42,572
        400   World Co., Ltd. .............      7,685
      2,000   Yakult Honsha Co., Ltd. .....     22,786
      1,024   Yamada Denki Co., Ltd.1 .....     21,616
      1,000   Yamaha Corp. ................      9,244
      3,000   Yamanouchi Pharmaceutical
               Co., Ltd. ..................     86,964
      4,000   Yamato Transport Co., Ltd. ..     52,246
      2,000   Yamazaki Baking Co., Ltd. ...     11,208
      1,000   Yokogawa Electric Corp. .....      6,210
                                           -----------
                                            10,682,978
                                           -----------
              LUXEMBOURG--0.08%
      3,754   Arcelor 1 ...................     46,168
                                           -----------
              NETHERLANDS--4.62%
     12,525   ABN AMRO Holdings NV ........    204,770
     10,971   AEGON NV ....................    141,142
      2,558   Akzo Nobel NV ...............     81,144
      4,860   ASM Lithography Holding NV 1      40,595

     SHARES   SECURITY                           VALUE
------------------------------------------------------


      1,040   Buhrmann NV .................$     4,540
      5,545   Elsevier NV 1 ...............     67,787
      1,301   Getronics NV 1 ..............        792
      1,051   Hagemeyer NV ................      7,610
      1,969   Heineken NV .................     76,861
        133   IHC Caland NV 1 .............      7,020
     14,979   ING Groep NV ................    253,692
      5,992   Koninklijke Ahold NV 1 ......     76,081
     15,421   Koninklijke KPN NV ..........    100,329
        922   Koninklijke Numico NV .......     11,610
        402   Koninklijke Vendex KBB NV ...      4,366
         91   Oce NV ......................      1,003
     11,852   Philips Electronics NV ......    207,696
     18,589   Royal Dutch Petroleum Co. ...    818,293
      3,230   TNT Post Group NV 1 .........     52,366
      5,055   Unilever NV--CVA ............    310,577
      2,051   VNU NV ......................     53,483
      2,483   Wolters Kluwer NV--CVA ......     43,252
                                           -----------
                                             2,565,009
                                           -----------
              NEW ZEALAND--0.09%
      3,639   Carter Holt Harvey Ltd. .....      3,331
      1,953   Contact Energy Ltd. .........      4,056
     13,608   Telecom Corp. of New
               Zealand Ltd. ...............     32,243
      2,131   The Warehouse Group Ltd. ....      8,159
                                           -----------
                                                47,789
                                           -----------
              NORWAY--0.46%
        200   Bergesen d.y. ASA--A ........      3,811
      4,600   DNB Holding ASA .............     21,646
        450   Frontline LTD ...............      3,930
        600   Gjensidige NOR Sparebank ....     19,660
        436   Kvaerner ASA 1 ..............        233
        200   Merkantildata ASA 1 .........        150
      1,650   Norsk Hydro ASA .............     73,952
        900   Norske Skogindustrier ASA
               'A' Free ...................     12,731
      2,264   Orkla ASA--A ................     38,563
        200   Schibsted ASA ...............      2,079
      5,050   Statoil ASA .................     42,644
      1,300   Storebrand ASA--A 1 .........      4,879
      1,000   Tandberg ASA 1 ..............      5,774
      4,500   Telenor ASA .................     17,213
      1,450   Tomra Systems ASA ...........      9,439
                                           -----------
                                               256,704
                                           -----------
              PORTUGAL--0.36%
     17,382   Banco Commercial Portuguese,
               SA (BCP) ...................     41,587
        780   Banco Espirito Santo, SA (BES)    10,231
      4,189   BPI--SGPS, SA (Banco BPI) ...      9,583
      3,538   Brisa Auto Estradas de
               Portugal, SA ...............     19,602
        291   Cimpor-Cimentos de
               Portugal, SA ...............      4,886
     20,775   Electricidade de Portugal, SA     34,662

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2002

     SHARES   SECURITY                           VALUE
------------------------------------------------------

        224   Jeronimo Martins, SGPS,
               SA 1 .......................$     1,634
     10,732   Portugal Telecom, SA ........     73,764
     11,612   Sonae SGPS, SA 1 ............      4,874
                                           -----------
                                               200,823
                                           -----------
              SINGAPORE--0.83%
     14,250   Capitaland Ltd. .............      9,119
      9,200   Chartered Semiconductor
               Manufacturing Ltd.1 ........      3,766
      4,000   City Developments Ltd. ......      9,594
      1,000   Creative Technology Ltd. ....      7,091
     12,349   DBS Land Ltd. ...............     78,316
      1,600   Fraser & Neave Ltd. .........      7,195
        538   Haw Par Corp., Ltd.1 ........      1,011
      6,000   Keppel Corp., Ltd. ..........     12,799
      4,000   Neptune Orient Lines Ltd.1 ..      2,122
     10,294   Oversea-Chinese Banking
               Corp., Ltd. ................     57,271
      2,000   Overseas Union
               Enterprises Ltd. ...........      6,745
     15,000   Sembcorp Industries Ltd. ....      6,789
      7,000   Singapore Airlines Ltd. .....     41,164
     11,000   Singapore Exchange Ltd.1 ....      7,800
      4,048   Singapore Press Holdings Ltd.     42,475
     11,000   Singapore Technologies
               Engineering Ltd. ...........     10,464
     72,000   Singapore Telecommunications
               Ltd. .......................     51,473
     13,168   United Overseas Bank Ltd. ...     89,583
      2,000   Venture Manufacturing
               (Singapore) Ltd. ...........     16,028
                                           -----------
                                               460,805
                                           -----------
              SPAIN--2.73%
        372   Acerinox, SA ................     13,659
      1,182   Acesa Infraestructuras SA ...        682
        501   ACS, Actividades de Construction y
               Servicios, SA ..............     16,113
        989   Aguas de Barcelona SA .......      9,963
      2,670   Altadis SA ..................     60,910
      1,436   Amadeus Global Travel Distribution
               SA--Class A ................      5,922
      1,182   Autopistas Concesionaria
               Espanola SA 1 ..............     13,396
     26,853   Banco Bilbao Vizcaya SA .....    256,985
     38,314   Banco Santander Central
               Hispano SA .................    262,940
      7,960   Endesa SA ...................     93,134
        403   Fomento de Construcciones y
               Contratas SA ...............      9,050
      2,143   Gas Natural SDG SA ..........     40,635
      1,543   Grupo Dragados SA ...........     26,230
        553   Grupo Ferrovial SA ..........     14,014
      6,778   Iberdrola SA ................     94,952
      2,027   Industria de Diseno Textil SA     47,879
        524   NH Hoteles SA 1 .............      4,503
        799   Promotora de Informaciones
               SA 1 .......................      5,207
      8,298   Repsol SA ...................    109,715
        838   Sol Melia SA ................      3,315
     41,075   Telefonica SA 1                  367,661

     SHARES   SECURITY                           VALUE
------------------------------------------------------

      2,611   Terra Networks SA 1 .........$    10,987
      1,977   Union Fenosa SA .............     26,036
      1,191   Vallehermoso SA .............     12,373
      1,359   Zeltia SA ...................      7,729
                                           -----------
                                             1,513,990
                                           -----------
              SWEDEN--1.78%
      1,575   ABB Ltd. ....................      4,501
      3,400   ASSA Abloy AB--B ............     38,826
      1,328   Atlas Copco AB--A ...........     25,910
        600   Atlas Copco AB--B ...........     10,639
        300   Drott AB 1 ..................      3,340
      3,100   Electrolux AB--Series B .....     48,919
      1,100   Eniro AB ....................      6,943
      2,100   Gambro AB--A ................     11,689
      4,600   Hennes & Mauritz AB--B ......     88,692
        400   Holmen AB--B Shares 1 .......      9,709
        600   Modern Times Group
               Management AB--B 1 .........      4,855
     22,052   Nordea AB ...................     97,184
        500   Om AB .......................      2,387
      2,100   Sandvik AB--A ...............     46,876
      3,400   Securitas AB--B .............     40,582
      7,100   Skandia Forsakrings AB ......     18,904
      5,400   Skandinaviska Enskilda Bank--A    44,931
      4,500   Skanska AB--B ...............     26,339
        800   SKF AB--B ...................     20,750
        700   Ssab Svenskt Stal AB--A .....      8,275
      1,866   Svenska Cellulosa AB--B .....     62,961
      5,500   Svenska Handelsbanken--A ....     73,221
      4,200   Swedish Match AB ............     33,018
        800   Tele2 AB--B 1 ...............     21,163
    150,000   Telefonaktiebolaget LM
               Ericsson AB--B 1 ...........    105,012
      1,100   Telia AB 1 ..................      4,141
     18,324   Telia Sonera AB .............     68,261
      1,130   Volvo AB--A .................     17,637
      2,420   Volvo AB--B .................     39,438
      1,400   WM-Data AB--B ...............      1,221
                                           -----------
                                               986,324
                                           -----------
              SWITZERLAND--7.70%
      9,644   ABB Ltd. ....................     27,411
      1,100   Adecco SA ...................     43,119
        800   Ciba Specialty Chemicals AG .     55,775
      5,400   Compagnie Finaciere
               Richemont AG ...............    100,760
     11,440   Credit Suisse Group 1 .......    248,212
     11,440   Credit Suisse Group Rights 1          --
         66   Givaudan ....................     29,595
        315   Holcim Ltd.--B ..............     57,182
        340   Kudelski SA--Bearer 1 .......      4,611
        300   Lonza Group AG ..............     18,225
      3,890   Nestle SA--Registered .......    824,313
        168   Nobel Biocare Holding AG 1 ..     10,802

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2002

     SHARES   SECURITY                           VALUE
------------------------------------------------------

     26,900   Novartis AG--Registered .....$   981,496
        500   Roche Holding AG--Bearer ....     63,282
      7,000   Roche Holding AG--Genusss ...    487,781
         40   Serono SA--B ................     21,436
         30   SGS Societe Generale de
               Surveillance
               Holding SA .................      9,026
      5,313   STMicroelectronics ..........    104,145
         70   Sulzer AG 1 .................      9,518
         40   Sulzer Medica AG 1 ..........      6,972
      1,100   Swatch Group AG .............     18,616
        300   Swatch Group AG--B ..........     24,951
      3,100   Swiss Reinsurance ...........    203,350
        290   Swisscom AG .................     83,999
      1,178   Syngenta AG .................     68,200
         50   Synthes-Stratec, Inc. .......     30,665
     12,280   UBS AG 1 ....................    596,819
        140   Unaxis Holding AG 1 .........      9,366
      1,460   Zurich Financial Services AG     136,213
                                           -----------
                                             4,275,840
                                           -----------
              UNITED KINGDOM--19.57%
      4,728   3i Group PLC ................     42,245
      2,685   AMEC PLC ....................      6,192
      5,766   Amvescap PLC ................     36,945
      9,117   ARM Holdings PLC 1 ..........      7,045
      2,821   Associated British Ports
               Holdings PLC ...............     18,144
     10,233   AstraZeneca PLC .............    365,729
      2,712   AstraZeneca PLC .............     95,242
     17,410   Aviva PLC ...................    124,167
        184   AWG PLC .....................      1,284
      8,622   BAA PLC .....................     69,959
     23,872   BAE Systems PLC .............     47,656
      2,377   Balfour Beatty PLC ..........      5,530
     48,648   Barclays PLC ................    301,529
        856   Barratt Developments PLC ....      5,388
      7,035   Bass PLC 1 ..................     56,855
      4,569   BBA Group PLC ...............     13,590
      1,312   Berkeley Group PLC (The) ....     12,536
     25,944   BG Group PLC ................    111,937
     17,376   BHP Billiton PLC ............     92,803
      4,086   BOC Group PLC ...............     58,414
      6,846   Boots Co. PLC ...............     64,586
    166,463   BP Amoco PLC ................  1,144,324
      1,824   BPB PLC .....................      7,224
      5,623   Brambles Industries PLC .....     13,760
      5,984   British Airways PLC 1 .......     13,005
     12,714   British American Tobacco PLC     127,007
      5,067   British Land Co. PLC ........     36,872
      8,379   British Sky Broadcasting
               Group PLC 1 ................     86,198
     65,939   BT Group PLC ................    207,005
      3,831   Bunzl PLC ...................     23,437
     14,584   Cable & Wireless PLC ........     10,507
     15,105   Cadbury Schweppes PLC .......     94,110

     SHARES   SECURITY                           VALUE
------------------------------------------------------

      4,511   Canary Wharf Group PLC ......$    17,103
      6,126   Capita Group PLC ............     24,409
      4,706   Carlton Communications PLC ..     10,171
      1,999   Celltech Group PLC 1 ........     11,103
     33,323   Centrica PLC ................     91,737
      9,467   Chubb PLC ...................     13,374
     17,612   Compass Group PLC ...........     93,568
     28,118   Corus Group PLC 1 ...........     12,335
      2,847   Daily Mail and General Trust--
               A Shares ...................     26,653
        799   De La Rue PLC ...............      3,750
     24,601   Diageo PLC ..................    267,338
     16,468   Dixons Group PLC 1 ..........     38,443
      3,502   Electrocomponents PLC .......     16,181
      6,296   EMI Group PLC ...............     14,089
      2,859   Exel PLC ....................     31,667
      2,825   FKI PLC .....................      4,002
      7,047   GKN PLC .....................     22,775
     45,007   Glaxo Smith Kline PLC .......    863,694
     20,985   Granada Compass .............     26,943
      7,608   Great Universal Stores PLC ..     70,672
      1,411   Hammerson PLC ...............     10,699
      5,697   Hanson PLC ..................     25,314
     14,126   Hays PLC ....................     21,093
     27,222   HBOS PLC 1 ..................    287,055
     13,391   Hilton Group PLC ............     36,002
     70,627   HSBC Holdings PLC ...........    780,575
      9,373   Imperial Chemical
               Industries PLC .............     34,706
      5,831   Imperial Tobacco Group PLC ..     99,037
      8,534   International Power PLC 1 ...     13,155
     27,698   Invensys PLC ................     23,522
      1,893   Johnson Matthey PLC .........     24,381
      3,447   Kidde PLC ...................      3,926
     19,783   Kingfisher PLC ..............     70,864
      3,525   Land Securities Group PLC ...     44,548
     51,842   Legal & General Group PLC ...     80,123
     41,895   Lloyds TSB Group PLC ........    300,816
      5,329   Logica PLC ..................     12,869
      1,606   Man Group PLC ...............     22,934
     18,257   Marks & Spencer Group PLC ...     92,586
      3,853   Misys PLC ...................     10,917
     24,512   National Grid Transco PLC ...    180,145
      2,890   Next PLC ....................     34,267
      5,883   Nycomed Amersham PLC 1 ......     52,659
      5,187   P&O Princess Cruises PLC ....     35,991
      6,060   Pearson PLC .................     56,049
      5,168   Peninsular & Oriental Steam
               Navigation Co.1 ............     13,686
     11,860   Pilkington PLC ..............     11,074
      2,290   Provident Financial PLC .....     21,899
     14,803   Prudential Corp. PLC ........    104,621
      3,970   Rank Group PLC ..............     17,033
      4,370   Reckitt Benckiser PLC .......     84,776

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2002

     SHARES   SECURITY                           VALUE
------------------------------------------------------

      9,493   Reed International PLC ......$    81,305
     15,975   Rentokil Initial PLC ........     56,580
     11,547   Reuters Group PLC ...........     32,997
      2,430   Rexam PLC ...................     16,587
      8,235   Rio Tinto PLC ...............    164,395
        818   RMC Group PLC ...............      4,833
      9,158   Rolls-Royce PLC .............     15,776
      9,107   Royal & Sun Alliance Insurance
               Group PLC ..................     17,704
     20,308   Royal Bank of Scotland
               Group PLC ..................    486,490
      5,130   SABMiller PLC ...............     36,463
      6,430   Safeway PLC .................     22,075
      8,506   Sage Group PLC (The) ........     18,213
     12,658   Sainsbury (J.) PLC 1 ........     56,805
      1,369   Schroders PLC ...............     11,262
      5,797   Scottish & Newcastle PLC ....     43,257
      7,030   Scottish and Southern
               Energy PLC .................     76,960
     13,838   Scottish Power PLC ..........     80,758
      3,126   Severn Trent PLC ............     34,926
     72,540   Shell Transport &
               Trading Company PLC ........    477,644
      1,352   Slough Estates PLC ..........      7,379
      7,397   Smith and Nephew PLC ........     45,312
      4,230   Smiths Group PLC ............     47,363
      2,055   Stagecoach Holdings PLC .....        976
        512   Tate & Lyle PLC .............      2,596
      6,733   Taylor Woodrow PLC ..........     18,373
     53,225   Tesco PLC ...................    166,234
      2,812   TI Automotive Ltd.--A 1 .....         --
     21,237   Unilever PLC ................    202,062
      4,311   United Utilities PLC ........     43,308
    505,039   Vodafone Group PLC ..........    920,803
      4,710   Wolseley PLC ................     39,544
      9,165   WPP Group PLC ...............     70,012
                                           -----------
                                            10,867,546
                                           -----------
TOTAL COMMON STOCKS
   (Cost $71,180,336) .....................  45,768,747
                                           -----------
              PREFERRED STOCKS--0.29%
              AUSTRALIA--0.17%
     17,644   News Corp., Ltd. ............     94,883
                                           -----------
              GERMANY--0.12%
        300   Hugo Boss AG ................      3,158
         50   Porsche AG 1 ................     20,777
        300   Rwe AG ......................      6,532
      1,250   Volkswagen AG ...............     32,792
                                           -----------
                                                63,259
                                           -----------
              ITALY--0.00%
        302   Fiat SPA ....................      1,378
                                           -----------
TOTAL PREFERRED STOCKS
   (Cost $247,458) ........................    159,520
                                           -----------
   PRINCIPAL
     AMOUNT*  SECURITY                           VALUE
------------------------------------------------------

              BONDS--0.02%
              UNITED KINGDOM--0.02%
              BG Transco Holdings PLC
GBP   2,000 2  4.910%, 12/14/09 ...........$     3,208
      2,000 2  4.188%, 12/14/22 ...........      3,570
      2,000 2  7.000%, 12/16/24 ...........      3,512
                                           -----------
                                                10,290
                                           -----------
TOTAL FOREIGN GOVERNMENT SECURITIES
   (Cost $9,759) ..........................     10,290
                                           -----------
              SHORT-TERM INSTRUMENTS--19.34%
              U.S. TREASURY BILLS 4--19.34%
 $6,900,000    1.15%, 01/02/03 ............  6,899,783
  2,045,000    1.65%, 01/16/03 3 ..........  2,044,054
  1,800,000    1.12%, 01/30/03 ............  1,798,405
                                           -----------
                                            10,742,242
                                           -----------
TOTAL SHORT-TERM INSTRUMENTS
   (Cost $10,741,807) ..................... 10,742,242
                                           -----------
TOTAL INVESTMENTS
   (Cost $82,179,360) ............ 102.08% $56,680,799

LIABILITIES IN EXCESS OF
   OTHER ASSETS ..................  (2.08)  (1,155,212)
                                   ------  -----------
NET ASSETS ....................... 100.00% $55,525,587
                                   ======  ===========

-------------------------
1 Non-income producing security for the year ended December 31, 2002.
2 GBP--Great Britain Pounds.
3 Held as collateral for future contracts.
4 Rates shown represent effective yield at time of purchase.
* Principal amount is stated in the currency of the country in which the security is denominated.

 SECTOR ALLOCATION
 As of December 31, 2002
 (percentages are based on market value of total investments in the Fund) A Fund's sector allocation is subject to change.

   Financial Services .........................  23.99%
   Consumer Discretionary .....................  13.25
   Healthcare .................................  10.39
   Consumer Staples ...........................   9.62
   Energy .....................................   9.10
   Industrials ................................   8.65
   Telecommunication Services .................   7.21
   Materials ..................................   6.56
   Information Technology .....................   6.26
   Other ......................................   4.97
                                                ------
                                                100.00%
                                                ======

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES

                                                                             DECEMBER 31, 2002
ASSETS
   Investments at value (cost $82,179,360) .....................................  $ 56,680,799
   Cash 1 ......................................................................     3,234,875
   Segregated foreign currency for futures contracts ...........................       207,975
   Receivable for capital shares sold ..........................................        47,782
   Unrealized appreciation on forward foreign currency exchange contracts ......       186,148
   Dividends and interest receivable ...........................................       139,430
   Due from advisor ............................................................        29,288
                                                                                  ------------
Total assets ...................................................................    60,526,297
                                                                                  ------------
LIABILITIES
   Payable for capital shares redeemed .........................................     1,519,085
   Variation margin payable on futures contracts ...............................       159,840
   Due to broker ...............................................................     3,232,228
   12B-1 fees payable ..........................................................            52
   Administration fee payable ..................................................        32,660
   Custody fee payable .........................................................         5,894
   Accrued expenses and other ..................................................        50,951
                                                                                  ------------
Total liabilities ..............................................................     5,000,710
                                                                                  ------------
NET ASSETS .....................................................................  $ 55,525,587
                                                                                  ============
COMPOSITION OF NET ASSETS:
   Paid-in-capital .............................................................  $ 97,360,678
   Undistributed net investment income .........................................     2,559,217
   Accumulated net realized loss on investment and foreign currency transactions   (18,655,074)
   Net unrealized depreciation on investments and foreign currencies ...........   (25,739,234)
                                                                                  ------------
NET ASSETS .....................................................................  $ 55,525,587
                                                                                  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (net assets divided by shares outstanding)
   Class A 2 ...................................................................  $       6.47
                                                                                  ============
   Class B 3 ...................................................................  $       6.47
                                                                                  ============

--------------------------------------------------------------------------------
1 Includes foreign currency of $1,215,719 with a cost of $1,174,608.

2 Net asset value, redemption price and offering price per share (based on net assets of $55,265,451 and 8,545,932 shares outstanding at December 31, 2002 and $0.001 par value, unlimited number of shares authorized).

3 Net asset value, redemption price and offering price per share (based on net assets of $260,136 and 40,178 shares outstanding at December 31, 2002 and $0.001 par value, unlimited number of shares authorized).

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS

                                                                         FOR THE YEAR ENDED
                                                                          DECEMBER 31, 2002
INVESTMENT INCOME
   Dividends ................................................................  $  1,758,617
   Interest .................................................................       250,534
   Securities lending income ................................................        52,677
   Less: foreign taxes withheld .............................................      (184,104)
                                                                               ------------
TOTAL INVESTMENT INCOME .....................................................     1,877,724
                                                                               ------------
EXPENSES:
   Advisory fees ............................................................       402,337
   Administration and service fees ..........................................       148,412
   Custodian fees ...........................................................       142,500
   Transfer agent fees ......................................................        57,300
   Printing and shareholder reports .........................................        29,000
   Professional fees ........................................................        24,265
   Trustees fees ............................................................        12,757
   Amortization of organizational costs .....................................         2,692
   Registration fees ........................................................         1,152
   12B-1 fees (Class B Shares) ..............................................           282
   Miscellaneous ............................................................         1,098
                                                                               ------------
Total expenses ..............................................................       821,795
Less: fee waivers ...........................................................      (240,640)
                                                                               ------------
Net expenses ................................................................       581,155
                                                                               ------------
NET INVESTMENT INCOME .......................................................     1,296,569
                                                                               ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
   Net realized gain (loss) from:
     Investment transactions ................................................   (10,218,897)
     Foreign currency transactions ..........................................     1,420,911
     Futures contracts ......................................................    (5,179,992)
   Net change in unrealized appreciation/depreciation of investments
     and foreign currencies .................................................    (3,268,241)
                                                                               ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES   (17,246,219)
                                                                               ------------
NET DECREASE IN NET ASSETS FROM OPERATIONS ..................................  $(15,949,650)
                                                                               ============

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                     FOR THE YEARS ENDED DECEMBER 31,
                                                                  2002           2001
INCREASE (DECREASE) IN NET ASSETS FROM:
RESULTING FROM OPERATIONS
   Net investment income ...............................  $  1,296,569   $  1,392,526
   Net realized loss from investment and
     foreign currency transactions .....................   (13,977,978)    (4,865,070)
   Net change in unrealized appreciation/depreciation of
     investments and foreign currencies ................    (3,268,241)   (22,363,190)
                                                          ------------   ------------
Net decrease in net assets from operations .............   (15,949,650)   (25,835,734)
                                                          ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income:
     Class A ...........................................      (883,867)            --
     Class B ...........................................        (3,760)            --
                                                          ------------   ------------
Total distributions ....................................      (887,627)            --
                                                          ------------   ------------
CAPITAL SHARE TRANSACTIONS
   Net increase (decrease) resulting from
     Class A Shares ....................................   (22,161,159)    40,013,523
   Net increase resulting from Class B Shares ..........       282,490             --
                                                          ------------   ------------
Net increase (decrease) in net assets from
   capital share transactions ..........................   (21,878,669)    40,013,523
                                                          ------------   ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ................   (38,715,946)    14,177,789
                                                          ------------   ------------
NET ASSETS
   Beginning of year ...................................    94,241,533     80,063,744
                                                          ------------   ------------
   End of year (including undistributed net investment
     income of $2,559,217 and $594,922, respectively) ..  $ 55,525,587   $ 94,241,533
                                                          ============   ============

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

 CLASS A SHARES

                                                                                   FOR THE YEARS ENDED DECEMBER 31,
                                                       2002         2001          2000           1999          1998
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF YEAR .................$  8.39      $ 11.14       $ 13.60        $ 11.18       $  9.34
                                                    -------      -------       -------        -------       -------
INCOME (LOSS) FROM INVESTMENT
   OPERATIONS
   Net investment income 1 .........................   0.11         0.14          0.14           0.15          0.12
   Net realized and unrealized gain (loss) on
     investments and foreign currencies ............  (1.92)       (2.89)        (2.41)          2.92          1.89
                                                    -------      -------       -------        -------       -------
   Total from investment operations ................  (1.81)       (2.75)        (2.27)          3.07          2.01
                                                    -------      -------       -------        -------       -------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income ...........................  (0.11)          --            --          (0.23)        (0.16)
   Net realized gain from investment
     and futures transactions ......................     --           --         (0.19)         (0.42)        (0.01)
                                                    -------      -------       -------        -------       -------
   Total distributions .............................  (0.11)          --         (0.19)         (0.65)        (0.17)
                                                    -------      -------       -------        -------       -------
NET ASSET VALUE, END OF YEAR .......................$  6.47      $  8.39       $ 11.14        $ 13.60       $ 11.18
                                                    =======      =======       =======        =======       =======
TOTAL INVESTMENT RETURN 2 .......................... (21.60)%     (24.69)%      (16.66)%        27.60%        21.60%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of year
     (000s omitted) ................................$55,265      $94,242       $80,064        $54,499       $39,956
   Ratios to average net assets:
     Net investment income .........................   1.45%        1.38%         1.17%          1.37%         1.20%
     Expenses after waivers
        and/or reimbursements ......................   0.65%        0.65%         0.65%          0.65%         0.65%
     Expenses before waivers
        and/or reimbursements ......................   0.92%        0.80%         0.92%          1.15%         1.66%
   Portfolio turnover rate .........................     25%3         19%            4%            29%            7%

--------------------------------------------------------------------------------
1 Calculated based on average shares method.

2 Total investment return is calculated assuming an initial investment made at the net asset asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. If fees for the advisor and administrator were not waived the total return would have been lower.

3 Portfolio turnover excludes the impact of redemption in kind.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

 CLASS B SHARES                                            FOR THE PERIOD
                                                         APRIL 30, 2002 1
                                                                  THROUGH
                                                        DECEMBER 31, 2002

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD ..............................$ 8.33
                                                                   ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
   Net investment income 2 ........................................  0.06
   Net realized and unrealized gain (loss) on investments
     and foreign currencies ....................................... (1.83)
                                                                   ------
Total from investment operations .................................. (1.77)
                                                                   ------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income .......................................... (0.09)
   Net realized gain from investment and futures transactions .....    --
                                                                   ------
Total distributions ............................................... (0.09)
                                                                   ------
NET ASSET VALUE, END OF PERIOD ....................................$ 6.47
                                                                   ======
TOTAL INVESTMENT RETURN 3 .........................................(21.17)%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (000s omitted) .......................  $260
     Ratios to average net assets:
     Net investment income ........................................  1.26%4
     Expenses after waivers and/or reimbursements .................  0.90%4
     Expenses before waivers and/or reimbursements ................  1.30%4
   Portfolio turnover rate ........................................    25%5

--------------------------------------------------------------------------------
1 Commencement of Operations.

2 Calculated based on average shares.

3 Total investment return is calculated assuming an initial investment made at the net asset asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. If fees for the advisor and administrator were not waived the total return would have been lower.

4 Annualized.

5 Portfolio turnover excludes the impact of redemption in-kind.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
Deutsche Asset Management VIT Funds (the 'Trust') is registered under the Investment Company Act of 1940 (the 'Act'), as amended, as a diversified, open-end management investment company. The Trust is organized as a business trust under the laws of the Commonwealth of Massachusetts. Scudder VIT EAFE(R) Equity Index Fund (the 'Fund') is one of the funds the Trust offers to investors.

The Fund offers two classes of shares to investors: Class A Shares and Class B Shares. All shares have equal rights with respect to voting except that shareholders vote separately on matters affecting their rights as holders of a particular series or class.

The investment objective of the Fund is to replicate, as closely as possible (before the deduction of expenses) the performance of the MSCI EAFE(R) Index, which measures international stock market performance.

B. VALUATION OF SECURITIES
Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Equity securities are valued at the most recent sale price reported on the exchange (U.S. or foreign) or over-the-counter market on which the security is traded most extensively. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees.

C. SECURITIES TRANSACTIONS, INVESTMENT INCOME AND OTHER
Securities transactions are recorded on trade date. Realized gains and losses are determined by comparing the proceeds of a sale or the cost of a purchase with a specific offsetting transaction.

Dividend income, net of any foreign taxes withheld, is recorded on the ex-dividend date or, in the case of certain foreign securities, upon receipt of ex-dividend notification. Interest income, including amortization of premiums and accretion of discounts, is accrued daily. Estimated expenses are also accrued daily.

Distribution of service fees specifically attributable to a class are allocated to that class. All other expenses, income, gains and losses are allocated among the classes based upon their relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each of the funds. Expenses directly attributable to a fund are charged to that fund, while the expenses that are attributable to the Trust are allocated among the funds based upon the relative net assets of each fund.

D. DISTRIBUTIONS
The Fund pays annual dividends from its net investment income and makes annual distributions of any net realized capital gains to the extent they exceed capital loss carryforwards. The Fund records dividends and distributions on its books on the ex-dividend date.

E. FEDERAL INCOME TAXES
It is the Fund's policy to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income taxes have been accrued.

F. FOREIGN CURRENCY TRANSLATION
The Fund maintains its accounting records in U.S. dollars. The Fund determines the U.S. dollar value of foreign currency denominated assets, liabilities and transactions by using prevailing exchange rates. In valuing assets and liabilities, the Fund uses the prevailing exchange rate on the valuation date. In valuing securities transactions, the receipt of income and the payment of expenses, the Fund uses the prevailing exchange rate on the transaction date.

--------------------------------------------------------------------------------

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

Net realized and unrealized gains and losses on foreign currency translation shown on the Fund's financial statements result from the sale of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid.

When calculating realized and unrealized gains or losses on investments in equity securities, the Fund does not separate the gain or loss attributable to changes in the foreign currency price of the security from the gain or loss attributable to the change in the U.S. dollar value of the foreign currency.

G. FORWARD FOREIGN CURRENCY CONTRACTS
The Fund may use forward foreign currency contracts to manage foreign exchange rate risk. The Fund may use these contracts to fix the U.S. dollar value of a securities transaction for the period between the date of the transaction and the date the security is received or delivered or to hedge the U.S. dollar value of securities it already owns. The use of forward foreign currency contracts does not eliminate fluctuations in the prices of the underlying securities, but does establish a rate of exchange that can be achieved in the future.

The Fund may also use forward foreign currency contracts to enhance its performance.

The Fund determines the net U.S. dollar value of forward foreign currency contracts using prevailing exchange rates.

H. FUTURES CONTRACTS
The Fund may buy or sell financial futures contracts on established futures exchanges. Under the terms of a financial futures contract, the Fund agrees to receive or deliver a specific amount of a financial instrument at a specific price on a specific date.

The Fund's investments in financial futures contracts are designed to closely replicate the benchmark index used by the Fund.

When the Fund enters into a futures contract, it is required to make a margin deposit equal to a percentage of the face value of the contract. While the contract is outstanding, the Fund may be required to make additional deposits or may have part of its deposit returned as a result of changes in the relationship between the face value of the contract and the value of the underlying security. The Fund records these payments as unrealized gains or losses. When entering into a closing transaction, the Fund realizes a gain or loss.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

I. SECURITIES LENDING
The Fund may lend securities to financial institutions. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund in the form of cash and/or government securities equal to 102% of the value of domestic securities and 105% of the value of international securities. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral. Either the Fund or the borrower may terminate the loan. The Fund is subject to all risks associated with the investment of any cash collateral received, including, but not limited to, interest rate, market, credit and liquidity risk associated with such investments. At December 31, 2002, there were no securities out on loan.

J. ORGANIZATION COST
Costs incurred in connection with the Fund's organization were amortized on a straight-line basis over five years beginning on August 22, 1997.

K. ESTIMATES
In preparing its financial statements in conformity with accounting principles generally accepted in the United States, management makes estimates and assumptions. Actual results may be different.

NOTE 2--FEES AND TRANSACTIONS
        WITH AFFILIATES
Deutsche Asset Management, Inc. ('Advisor'), an indirect, wholly-owned subsidiary of Deutsche Bank AG, is the Fund's Advisor. The Fund pays the Advisor an annual fee based on its average daily net assets which is calculated daily and paid monthly at the annual rate of 0.45%.

--------------------------------------------------------------------------------

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

The Advisor has voluntarily agreed to waive its fees and/or reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.65% of average daily net assets for Class A Shares and 0.90% of average daily net assets for Class B Shares until April 30, 2003.

Deutsche Bank Trust Company Americas ('Custodian'), an affiliate of the Advisor, is the Fund's custodian. The Fund pays the custodian an annual fee.

Certain officers and directors of the Fund are also officers or directors of Deutsche Asset Management, Inc. These persons are not paid by the Fund for serving in these capacities.

NOTE 3--OTHER FEES
PFPC Inc. ('Administrator') is the Fund's Administrator and Transfer Agent. The Fund pays the Administrator an annual fee based on its average daily net assets which is calculated daily and paid monthly.

The Fund pays the Distributor (PFPC Inc.) an annual fee pursuant to Rule 12b-1, which is calculated daily and paid monthly at the annual rate of 0.25% of the Class B Shares average daily net assets.

NOTE 4--CAPITAL SHARE TRANSACTIONS
Transactions in capital shares were as follows:

                                                           Class A Shares
             ------------------------------------------------------------
                       For the Year Ended              For the Year Ended
                        December 31, 2002               December 31, 2001
             ----------------------------    ----------------------------
                   Shares          Amount          Shares          Amount
             ------------  --------------    ------------   -------------
Sold           66,892,323   $ 488,361,695      53,571,039   $ 485,058,180
Reinvested        139,411         883,867              --              --
Redeemed
  in-kind      (5,914,810)    (39,037,744)             --              --
Redeemed      (63,803,118)   (472,368,977)    (49,525,786)   (445,044,657)
              -----------   -------------     -----------   -------------
Net increase   (2,686,194)  $ (22,161,159)      4,045,253   $  40,013,523
              ===========   =============     ===========   =============

                          Class B Shares
             ---------------------------
                          For the Period
                        April 30, 2002 1
                                 through
                       December 31, 2002
             ----------------------------
                   Shares          Amount
             ------------  --------------
Sold              403,227    $ 2,790,215
Reinvested            591          3,760
Redeemed         (363,640)    (2,511,485)
                 --------    -----------
Net increase       40,178    $   282,490
                 ========    ===========

-----------------------------------------
1 Commencement of operations.

NOTE 5--PURCHASE AND SALE OF
        INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments (excluding redemption in-kind transactions), other than U.S. Government and short-term obligations, for the year ended December 31, 2002, were $30,284,956 and $18,588,288, respectively.

NOTE 6--FEDERAL INCOME TAX
At December 31, 2002, capital contributions, accumulated undistributed net investment income, and accumulated net realized gain (loss) from investments have been adjusted for current period permanent book/tax differences which arose principally from adjustments related to dividends and other non-taxable distributions received by the Fund, foreign currency transactions, in-kind redemptions, and passive foreign investment companies. These reclassifications resulted in the following increases/(decreases) in the components of net assets:

 Undistributed          Undistributed
Net Investment           Net Realized            Paid-in
        Income              Gain/Loss            Capital
--------------          -------------            -------
    $1,555,353               $579,418        $(2,134,771)

For federal income tax purposes, the tax basis of investments held at December 31, 2002 was $82,548,857. The net unrealized depreciation for all securities based on tax cost was $25,868,058. The aggregate gross unrealized appreciation for all investments at December 31, 2002 was $508,965 and the aggregate gross unrealized depreciation for all investments was $26,377,023. The difference between book basis and tax-basis unrealized appreciation/depreciation is attributable to the tax deferral of losses on wash sales and passive foreign investment companies. The tax basis of investments excludes basis adjustments due to foreign futures, forwards and currency contracts.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Distributions during the years ended December 31, 2002 and 2001 were characterized as follows for tax purposes:

Distributions paid from:           2002            2001
-----------------------            ----            ----
Ordinary income                $887,627             $--

--------------------------------------------------------------------------------

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

At December 31, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income             $  2,749,214
Accumulated capital loss                  $(18,315,919)
Unrealized appreciation/(depreciation)    $(26,268,386)

At December 31, 2002, the Fund had capital loss carryovers available as a reduction against future net realized capital gains of $14,283,491, of which $284,468 expires in 2008, $2,781,595 expires in 2009 and $11,217,428 expires in
2010.

For the year ended December 31, 2002, the Fund deferred to January 1, 2003 post-October capital losses of $4,032,428.

NOTE 7--LINE OF CREDIT
The Fund participates with other affiliated entities in an unsecured revolving credit facility with a syndicate of banks in the amount of $200,000,000, which expires April 25, 2003. A commitment fee is apportioned among the participants based on their relative net assets. The Fund did not borrow during the period.

NOTE 8--OPEN FORWARD FOREIGN CURRENCY CONTRACTS The Fund had the following open contracts at December 31, 2002:

                                                                                                  Unrealized
                                                                                 Contract       Appreciation
Contracts to Receive                In Exchange For  Settlement Date        Value (U.S.$)            (U.S.$)
------------------------------------------------------------------------------------------------------------
Purchases
------------------------------------------------------------------------------------------------------------
Euro                2,520,000            $2,525,997          1/10/03           $2,641,738           $115,741
Japanese Yen       35,980,000               299,334          1/10/03              303,409              4,075
British Pound       1,920,000             3,022,080          1/10/03            3,088,412             66,332
------------------------------------------------------------------------------------------------------------
                                                        Total Net Unrealized Appreciation           $186,148
------------------------------------------------------------------------------------------------------------

NOTE 9--FUTURES CONTRACTS
A summary of obligations under these financial instruments at December 31, 2002 is as follows:

                                                                                                        Unrealized
                                                                                                     Appreciation/
Type of Futures                  Expiration        Contracts         Position       Market Value    (Depreciation)
---------------------------------------------------------------------------------------------------------------------------
IBEX PLUS Index Futures          January-03                1             Long         $   62,788          $ (3,600)
Hang Seng Index Futures          January-03                5             Long            297,722            (5,871)
SPI200 Index Futures               March-03               10             Long            423,030               537
Euro Stoxx 50                      March-03              108             Long          2,714,251          (102,001)
MIB30 Index Futures                March-03                5             Long            627,643           (15,662)
Nikkei 225 Index Futures           March-03               25             Long          1,065,625           (26,493)
FTSE 100 Index Futures             March-03               71             Long          4,471,005           (20,553)
---------------------------------------------------------------------------------------------------------------------------
Total                                                                                                    $(173,643)
---------------------------------------------------------------------------------------------------------------------------

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the Statement of Assets and Liabilities. The 'market value' presented above represents the Fund's total exposure in such contracts whereas only the net unrealized appreciation/(depreciation) is reflected in the Fund's net assets. Risks inherent in the use of futures contracts include 1) adverse changes in the value of such instruments, 2) an imperfect correlation between the price of the contracts and the underlying index and 3) the possibility of an illiquid secondary market.

At December 31, 2002, the Fund pledged securities with a value of $2,044,054 to cover margin requirements on open futures contracts.

NOTE 10--REDEMPTION IN-KIND
The Fund satisfied a redemption request on November 12, 2002 with a transfer of securities and cash totaling $39,037,744. The Fund accounts for the transaction as a sale of securities which resulted in a realized capital loss to the Fund of $1,999,835.

--------------------------------------------------------------------------------

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

NOTE 11--SUBSEQUENT EVENTS
On September 27, 2002, Deutsche Bank AG agreed to the sale of its global passive equity, enhanced equity and passive fixed income businesses to Northern Trust Investments,Inc. ('NTI'), a subsidiary of Northern Trust Company. Under this agreement, it is proposed that Deutsche Asset Management, Inc. ('DeAM,Inc.') would continue as investment advisor of the Fund and that NTI would become a sub-advisor to the Fund, subject to Board and shareholder approval and satisfaction of certain other conditions, within three to six months from the date of closing of the transaction. From the date of the closing of the transaction (on January 31, 2003) until the shareholders of the Fund approve the sub-advisory agreement with NTI, the investment advisory personnel who provide services to theFund will be employees of NTI but will be seconded (leased) from NTI to DeAM, Inc. and will continue to manage the Fund pursuant to the current advisory agreement. After the shareholders approve the new sub-advisory agreement, the employees will no longer be leased to DeAM, Inc., but are expected to continue to provide services to theFund under the sub-advisory agreement as employees of NTI.

On November 5, 2002, Deutsche Bank AG ('DBAG') agreed to sell its Global Securities Services business to State Street Bank, Inc. ('State Street'). This sale included U.S. custody, securities lending, and other processing services located in Europe, Asia, and the Americas and closed on January 31, 2003 (the 'Closing Date'). The actual transition and migration of assets, technology, and infrastructure will take more than a year to complete. Deutsche Bank Trust Company Americas ('DBT Co.') currently is the custodian to the Fund. DBT Co.'s custody business is one of the businesses affected by the transaction with State Street. Since many of DBT Co.'s employees will become State Street employees on the Closing Date, the Fund's Board approved on December 16, 2002 an interim outsourcing arrangement that allows State Street to provide custodial services to the Fund, subject to DBT Co. oversight. Furthermore, the Fund currently uses DBT Co. and DBAG, NY ('Deutsche') as its securities lending agent. Therefore, in connection with the transaction, the Board on January 13, 2003 approved an interim outsourcing arrangement that allows a State Street subsidiary to perform certain aspects of securities lending services for the Fund, subject to oversight from Deutsche. On or about February 24, 2003, the Board will consider whether to appoint State Street as the Fund's permanent custodian. At a later date, Deutsche Asset Management will make recommendations to the Fund's Board regarding its securities lending program, but Deutsche will remain as securities lending agent until such time as the Board approves a new securities lending agent for the Fund.


--------------------------------------------------------------------------------

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Board of Trustees
Deutsche Asset Management VIT Funds--
Scudder VIT EAFE Equity Index Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Scudder VIT EAFE Equity Index Fund as of December 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodians and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Scudder VIT EAFE Equity Index Fund at December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                                           /S/ Ernst & Young LLP
Philadelphia, Pennsylvania
February 7, 2003


--------------------------------------------------------------------------------

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE TRUST

The overall business and affairs of the Fund are supervised by its Board of Trustees. The Board approves all significant agreements between the Fund and persons or companies furnishing services to the Fund, including the Fund's agreements with its investment advisor, administrator, distributor, custodian and transfer agent. The Board of Trustees and the executive officers are responsible for exercising the Fund's powers except those reserved for the shareholders and those assigned to the Fund's advisor, DeAM, Inc., or other service providers. Each Trustee holds office until he or she resigns, is removed or a successor is elected and qualified. Each Officer is annually elected to serve until he or she resigns, is removed or a successor has been duly elected and qualified.

On July 30, 2002, the shareholders of the Trust approved the election of new Trustees. The following information is provided for each newly elected Trustee of the Fund. The first section of the table lists information for each Trustee who is not an 'interested person' of the Fund (as defined in the 1940 Act) (an 'Independent Trustee'). Information for each Non-Independent Trustee (an 'Interested Trustee') follows. The Interested Trustee is considered to be an interested person as defined by the 1940 Act because of his employment with either the Fund's advisors and/or underwriter or their affiliates. The mailing address for the Trustees and Officers with respect to Fund operations is One South Street, Baltimore, Maryland, 21202.

NAME, DATE OF BIRTH,                                                                          NUMBER OF
POSITION WITH THE                                                                             FUNDS IN THE
TRUST AND LENGTH OF                  BUSINESS EXPERIENCE AND DIRECTORSHIPS                    FUND COMPLEX
TIME SERVED 1,2                      DURING THE PAST 5 YEARS                                  OVERSEEN
-----------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------------------------------------
Richard R. Burt                      Chairman, IEP Advisors, Inc. (July 1998 to               67
2/3/47                               present); Chairman of the Board, Weirton Steel
Trustee since 2002                   Corporation 3 (April 1996 to present); Member
                                     of the Board, Hollinger International, Inc.3
                                     (publishing) (1995 to present), HCL
                                     Technologies Limited (information technology)
                                     (April 1999 to present), UBS Mutual Funds
                                     (formerly known as Brinson and Mitchell
                                     Hutchins families of funds) (registered
                                     investment companies) (1995 to present); and
                                     Member, Textron Inc.3 International Advisory
                                     Council (July 1996 to present). Formerly,
                                     Partner, McKinsey & Company (consulting)
                                     (1991-1994) and U.S. Chief Negotiator in
                                     Strategic Arms Reduction Talks (START) with
                                     former Soviet Union and U.S. Ambassador to the
                                     Federal Republic of Germany (1985-1991); Member
                                     of the Board, Homestake Mining 3 (mining and
                                     exploration) (1998-February 2001), Archer
                                     Daniels Midland Company 3 (agribusiness
                                     operations) (October 1996-June 2001) and Anchor
                                     Gaming (gaming software and equipment) (March
                                     1999-December 2001).
-----------------------------------------------------------------------------------------------------------
S. Leland Dill                       Trustee, Phoenix Zweig Series Trust (since               65
3/28/30                              September 1989), Phoenix Euclid Market Neutral
Trustee since 2002                   Funds (since May 1998) (registered investment
                                     companies); Retired (since 1986). Formerly,
                                     Partner, KPMG Peat Marwick (June 1956-June
                                     1986); Director, Vintners International Company
                                     Inc. (June 1989-May 1992), Coutts (USA)
                                     International (January 1992-March 2000), Coutts
                                     Trust Holdings Ltd., Coutts Group (March
                                     1991-March 1999); General Partner, Pemco
                                     (investment company) (June 1979-June 1986).
-----------------------------------------------------------------------------------------------------------

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE TRUST

NAME, DATE OF BIRTH,                                                                          NUMBER OF
POSITION WITH THE                                                                             FUNDS IN THE
TRUST AND LENGTH OF                  BUSINESS EXPERIENCE AND DIRECTORSHIPS                    FUND COMPLEX
TIME SERVED 1,2                      DURING THE PAST 5 YEARS                                  OVERSEEN
-----------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------------------------------------
Martin J. Gruber                     Nomura Professor of Finance, Leonard N. Stern            66
7/15/37                              School of Business, New York University (since
Trustee since 2002                   1964); Trustee, CREF (since 2000); Director,
                                     S.G. Cowen Mutual Funds (1985-2001), Japan
                                     Equity Fund, Inc. (since 1992), Thai Capital
                                     Fund, Inc. (since 2000) and Singapore Fund,
                                     Inc. (since 2000) (registered investment
                                     companies).
-----------------------------------------------------------------------------------------------------------
Joseph R. Hardiman                   Private Equity Investor (1997 to present);               65
05/27/37                             Director, Soundview Technology Group Inc.
Trustee since 2002                   (investment banking) (July 1998 to present),
                                     Corvis Corporation 3 (optical networking
                                     equipment) (July 2000 to present), Brown
                                     Investment Advisory & Trust Company (investment
                                     advisor) (February 2001 to present), The Nevis
                                     Fund (registered investment company) (July 1999
                                     to present), and ISI Family of Funds
                                     (registered investment companies) (March 1998
                                     to present). Formerly, Director, Circon Corp.3
                                     (medical instruments) (November 1998-January
                                     1999); President and Chief Executive Officer,
                                     The National Association of Securities Dealers,
                                     Inc. and The NASDAQ Stock Market, Inc.
                                     (1987-1997); Chief Operating Officer of Alex.
                                     Brown & Sons Incorporated (now Deutsche Bank
                                     Securities Inc.) (1985-1987); General Partner,
                                     Alex. Brown & Sons Incorporated (now Deutsche
                                     Bank Securities Inc.) (1976-1985).
-----------------------------------------------------------------------------------------------------------
Richard J. Herring                   Jacob Safra Professor of International Banking           65
2/18/46                              and Professor, Finance Department, The Wharton
Trustee since 2002                   School, University of Pennsylvania (since
                                     1972); Director, Lauder Institute of
                                     International Management Studies (since 2000);
                                     Co-Director, Wharton Financial Institutions
                                     Center (since 2000) and Vice Dean and Director,
                                     Wharton Undergraduate Division (1995-2000).
-----------------------------------------------------------------------------------------------------------
Graham E. Jones                      Senior Vice President, BGK Realty, Inc.                  65
01/31/33                             (commercial real estate) (since 1995); Trustee,
Trustee since 2002                   8 open-end mutual funds managed by Weiss, Peck
                                     & Greer (since 1985) and Trustee of 22 open-end
                                     mutual funds managed by Sun Capital Advisers,
                                     Inc. (since 1998).
-----------------------------------------------------------------------------------------------------------
Rebecca W. Rimel                     President and Chief Executive Officer, The Pew           65
4/10/51                              Charitable Trusts (charitable foundation) (1994
Trustee since 2002                   to present). Formerly, Executive Director, The
                                     Pew Charitable Trusts (1988-1994); Director,
                                     ISI Family of Funds (registered investment
                                     companies) (1997-1999) and Director and
                                     Executive Vice President, The Glenmede Trust
                                     Company (investment trust and wealth management
                                     (1994-2002).
-----------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE TRUST

NAME, DATE OF BIRTH,                                                                          NUMBER OF
POSITION WITH THE                                                                             FUNDS IN THE
TRUST AND LENGTH OF                  BUSINESS EXPERIENCE AND DIRECTORSHIPS                    FUND COMPLEX
TIME SERVED 1,2                      DURING THE PAST 5 YEARS                                  OVERSEEN
-----------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------------------------------------
Philip Saunders, Jr.                 Principal, Philip Saunders Associates (Economic          65
10/11/35                             and Financial Consulting) (since 1988).
Trustee since 2002                   Formerly, Director, Financial Industry
                                     Consulting, Wolf & Company (consulting)
                                     (1987-1988); President, John Hancock Home
                                     Mortgage Corporation (1984-1986); Senior Vice
                                     President of Treasury and Financial Services,
                                     John Hancock Mutual Life Insurance Company,
                                     Inc. (1982-1986).
-----------------------------------------------------------------------------------------------------------
William N. Searcy                    Pension & Savings Trust Officer, Sprint                  65
09/03/46                             Corporation 3 (telecommunications) (since
Trustee since 2002                   1989); Trustee of 22 open-end mutual funds
                                     managed by Sun Capital Advisers, Inc. (since
                                     1998).
-----------------------------------------------------------------------------------------------------------
Robert H. Wadsworth                  President, Robert H. Wadsworth Associates, Inc.          68
1/29/40                              (consulting firm) (1982 to present); Formerly,
Trustee since 2002                   President and Trustee, Trust for Investment
                                     Managers (registered investment company)
                                     (1999-2002). President, Investment Company
                                     Administration, L.L.C. (1992*-July 2001);
                                     President, Treasurer and Director, First Fund
                                     Distributors, Inc. (1990-January 2002); Vice
                                     President, Professionally Managed Portfolios
                                     (1999-2002) and Advisors Series Trust
                                     (1997-2002) (registered investment companies);
                                     and President, Guinness Flight Investment
                                     Funds, Inc. (registered investment company).
                                     * Inception date of the corporation which was the
                                     predecessor to the L.L.C.
-----------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
-----------------------------------------------------------------------------------------------------------
Richard T. Hale 4                    Managing Director, Deutsche Bank Securities              199
7/17/45                              Inc. (formerly Deutsche Banc Alex. Brown Inc.)
Trustee since 2002 and               and Deutsche Asset Management (1999 to
Chairman since 2002                  present); Director and President, Investment
                                     Company Capital Corp. (registered investment
                                     advisor) (1996 to present); Director, Deutsche
                                     Global Funds, Ltd. (2000 to present), CABEI
                                     Fund (2000 to present), North American Income
                                     Fund (2000 to present) (registered investment
                                     companies); President, DB Hedge Strategies Fund
                                     LLC (June 2002 to present), Montgomery Street
                                     Securities, Inc. (2002 to present) (registered
                                     investment companies); Vice President, Deutsche
                                     Asset Management, Inc. (2000 to present);
                                     formerly, Director, ISI Family of Funds
                                     (registered investment company; 4 funds
                                     overseen) (1992-1999).
-----------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE TRUST

NAME, DATE OF BIRTH,
POSITION WITH THE
TRUST AND LENGTH OF              BUSINESS EXPERIENCE AND DIRECTORSHIPS
TIME SERVED 1,2                  DURING THE PAST 5 YEARS
--------------------------------------------------------------------------------
OFFICERS
--------------------------------------------------------------------------------
William F. Glavin, Jr.5          Managing Director of Deutsche Asset Management,
8/30/58                          Inc., Vice President and Director of Scudder
President since 2002             Distributors, Inc., Trustee, Crossroads for
                                 Kids, Inc. (serves at risk children).
--------------------------------------------------------------------------------
Kenneth Murphy 5                 Vice President, Deutsche Asset Management
10/13/63                         (2000-present). Formerly, Director, John
Vice President and Anti-Money    Hancock Signature Services (1992-2001); Senior
Laundering Compliance            Manager, Prudential Mutual Fund Services
Officer since 2002               (1987-1992).
--------------------------------------------------------------------------------
Charles A. Rizzo 5               Director, Deutsche Asset Management (April 2000
8/5/57                           to present); Formerly, Vice President and
Treasurer since 2002             Department Head, BT Alex. Brown Incorporated
                                 (Deutsche Bank Securities Inc.) (1998-1999);
                                 Senior Manager, Coopers & Lybrand L.L.P. (now
                                 PricewaterhouseCoopers L.L.P.) (1993-1998).
--------------------------------------------------------------------------------
Daniel O. Hirsch                 Managing Director, Deutsche Asset Management
3/27/54                          (2002-present) and Director, Deutsche Global
Secretary since 1999             Funds Ltd. (2002-present). Formerly, Director,
                                 Deutsche Asset Management (1999-2002),
                                 Principal, BT Alex. Brown Incorporated (now
                                 Deutsche Bank Securities Inc.) (1998-1999);
                                 Assistant General Counsel, United States
                                 Securities and Exchange Commission (1993-1998).
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

1 Unless otherwise indicated, the mailing address of each Director and Officer with respect to fund operations is One South Street, Baltimore, MD 21202.

2 Length of time served represents the date each Trustee or Officer first began serving in that position with Deutsche Asset Management VIT Funds Trust of which these Funds are a series.

3 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

4 Mr. Hale is a Trustee who is an 'interested person' within the meaning of
  Section 2(a)(19) of the 1940 Act. Mr. Hale is Vice President of the Advisor and a Managing Director of Deutsche Asset Management, the U.S. asset management unit of Deutsche Bank and its affiliates.

5 Address: Two International Place, Boston, Massachusetts.

The Fund's Statement of Additional Information includes additional information about the Fund Trustees. To receive your free copy of the Statement of Additional Information, call the customer service center at the telephone number shown in the accompanying Contract prospectus.

--------------------------------------------------------------------------------

About the Fund's Advisor

Deutsche Asset Management, Inc., an indirect, wholly-owned subsidiary of Deutsche Bank AG, is the Fund's Advisor.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the United States for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Bank Securities Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time, based on market and other conditions and should not be construed as a recommendation.

--------------------------------------------------------------------------------


Distributed by:
PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

[LOGO OMITTED]
SCUDDER
INVESTMENTS

A Member of
DEUTSCHE ASSET MANAGEMENT [LOGO OMITTED]

This information must be preceded or accompanied by a current prospectus.

Portfolio changes should not be considered recommendations for action by individual investors.

VIT5SA (12/31/02)

[LOGO OMITTED] Printed on recycled paper